United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated Hermes MDT Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/22

Date of Reporting Period: Six months ended 01/31/22

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2022

Share Class | Ticker	A | QAACX	C | QCACX	Institutional | QIACX	R6 | QKACX

Federated Hermes MDT All Cap Core Fund
Fund Established 2002

A Portfolio of Federated Hermes MDT Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2021 through January 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2022, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	27.4%
Health Care	13.7%
Financials	12.8%
Consumer Discretionary	10.5%
Communication Services	9.2%
Industrials	7.5%
Consumer Staples	4.6%
Real Estate	4.4%
Energy	3.3%
Materials	3.1%
Utilities	1.4%
Securities Lending Collateral[2]	0.1%
Cash Equivalents[3]	1.9%
Other Assets and Liabilities—Net[4]	0.1%
TOTAL	100%

1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry
Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2022 (unaudited)
Shares			Value
		COMMON STOCKS— 97.9%
		Communication Services— 9.2%
9,663	[1]	Alphabet, Inc., Class A	$ 26,148,754
65,486	[1]	Cars.com, Inc.	1,020,272
11,315		Electronic Arts, Inc.	1,501,048
12,400	[1]	Live Nation Entertainment, Inc.	1,357,924
6,997	[1]	Netflix, Inc.	2,988,699
69,931		News Corp., Inc., Class A	1,555,266
128,084	[1]	Pinterest, Inc.	3,786,163
3,171	[1]	Take-Two Interactive Software, Inc.	517,951
13,316	[1]	Twitter, Inc.	499,483
155,747		ViacomCBS, Inc., Class B	5,209,737
		TOTAL	44,585,297
		Consumer Discretionary— 10.5%
5,124		Advance Auto Parts, Inc.	1,186,257
488	[1]	Amazon.com, Inc.	1,459,837
564	[1]	AutoZone, Inc.	1,120,301
7,761	[1]	Burlington Stores, Inc.	1,838,814
5,677	[1]	CROCs, Inc.	582,574
12,266	[2]	Dick’s Sporting Goods, Inc.	1,415,496
11,289		Domino’s Pizza, Inc.	5,132,544
3,329	[1]	Expedia Group, Inc.	610,172
3,734	[1]	Floor & Decor Holdings, Inc.	405,961
35,900		Ford Motor Co.	728,770
53,197	[1]	Goodyear Tire & Rubber Co.	1,102,774
10,292		Home Depot, Inc.	3,776,958
2,114	[1]	LGI Homes, Inc.	263,214
7,312		Lowe’s Cos., Inc.	1,735,503
169,981		Macy’s, Inc.	4,351,514
8,675		McDonald’s Corp.	2,250,729
7,463	[1]	O’Reilly Automotive, Inc.	4,864,010
11,347	[1]	SeaWorld Entertainment, Inc.	676,054
16,211		Starbucks Corp.	1,593,866
24,386		Target Corp.	5,375,406
1,339	[1]	Tesla, Inc.	1,254,268
6,305	[1]	Ulta Beauty, Inc.	2,293,381
1,586		Wingstop, Inc.	243,055
19,618	[1]	YETI Holdings, Inc.	1,286,548
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
40,584		Yum! Brands, Inc.	$ 5,079,899
		TOTAL	50,627,905
		Consumer Staples— 4.6%
14,239		Albertsons Cos., Inc.	400,828
36,107	[1]	BJ’s Wholesale Club Holdings, Inc.	2,219,498
24,417		Costco Wholesale Corp.	12,333,759
4,686		Estee Lauder Cos., Inc., Class A	1,461,048
3,429		Hershey Foods Corp.	675,753
42,853		Kroger Co.	1,867,962
23,535		Molson Coors Beverage Company, Class B	1,121,678
9,937		PepsiCo, Inc.	1,724,268
3,084		WalMart, Inc.	431,174
		TOTAL	22,235,968
		Energy— 3.3%
4,297		Cheniere Energy, Inc.	480,834
2,079		ConocoPhillips	184,241
14,278		Continental Resources, Inc.	741,599
27,668		EOG Resources, Inc.	3,084,429
17,376		Helmerich & Payne, Inc.	498,691
63,055		Marathon Oil Corp.	1,227,681
111,358		Marathon Petroleum Corp.	7,989,937
37,711		Occidental Petroleum Corp.	1,420,573
6,339		Targa Resources, Inc.	374,508
		TOTAL	16,002,493
		Financials— 12.8%
765	[1]	Alleghany Corp.	507,960
35,937		Allstate Corp.	4,336,518
57,314		Ally Financial, Inc.	2,735,024
4,622		American Express Co.	831,128
91,924		Bank of New York Mellon Corp.	5,447,416
1,912		Blackstone, Inc.	252,327
25,393		Carlyle Group LP/The	1,296,313
35,424		Fidelity National Financial, Inc.	1,783,598
9,833		Houlihan Lokey, Inc.	1,045,051
35,342		Interactive Brokers Group, Inc., Class A	2,409,971
21,051		KKR & Co., Inc., Class Common	1,497,989
310	[1]	Markel Corp.	382,149
16,704		MSCI, Inc., Class A	8,955,348
9,095		NASDAQ, Inc.	1,629,915
43,356		Northern Trust Corp.	5,057,044
39,113		Prudential Financial, Inc.	4,363,837
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Financials— continued
2,129		Signature Bank	$ 648,557
84,657		State Street Corp.	8,000,087
25,604		The Travelers Cos., Inc.	4,254,873
40,471		Tradeweb Markets, Inc.	3,430,727
4,122		VOYA Financial, Inc.	280,131
38,383		Zions Bancorporation, N.A.	2,603,135
		TOTAL	61,749,098
		Health Care— 13.7%
95,207		AbbVie, Inc.	13,032,886
22,608		Amgen, Inc.	5,135,181
40,396	[1]	AnaptysBio, Inc.	1,291,460
920		Anthem, Inc.	405,711
14,336	[1]	Biogen, Inc.	3,239,936
11,158		Bruker Corp.	743,123
6,122	[1]	Envista Holdings Corp.	264,715
26,412	[1]	IQVIA Holdings, Inc.	6,468,299
26,793		Johnson & Johnson	4,616,166
34,428		McKesson Corp.	8,838,356
35,512		Merck & Co., Inc.	2,893,518
37,635	[1]	Myriad Genetics, Inc.	989,424
65,266		Pfizer, Inc.	3,438,866
6,423	[1]	Progyny, Inc.	260,131
5,032	[1]	Shockwave Medical, Inc.	729,489
3,995	[1]	United Therapeutics Corp.	806,471
27,211	[1]	Vertex Pharmaceuticals, Inc.	6,613,634
816	[1]	Waters Corp.	261,218
30,451		Zoetis, Inc.	6,083,805
		TOTAL	66,112,389
		Industrials— 7.5%
10,871		AGCO Corp.	1,274,081
13,990	[1]	Alaska Air Group, Inc.	765,813
18,086		Allegion PLC	2,219,695
18,699	[1]	Astronics Corp.	224,949
4,156	[1]	Builders Firstsource, Inc.	282,566
4,956		Caterpillar, Inc.	998,931
28,412	[1]	CIRCOR International, Inc.	789,001
2,677		FedEx Corp.	658,167
12,880		Fortune Brands Home & Security, Inc.	1,212,910
5,908	[1]	Generac Holdings, Inc.	1,668,301
7,614		General Electric Co.	719,371
117,749	[1]	KAR Auction Services, Inc.	1,674,391
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
5,425		Lennox International, Inc.	$ 1,538,639
10,652		Manpower, Inc.	1,117,075
37,452		Masco Corp.	2,371,835
113,140		Otis Worldwide Corp.	9,665,550
37,735		Ryder System, Inc.	2,761,825
11,956	[1]	SPX Corp.	623,864
7,179		TransUnion	740,298
7,099		United Parcel Service, Inc.	1,435,489
36,787	[1]	XPO Logistics, Inc.	2,434,196
10,948		Xylem, Inc.	1,149,759
		TOTAL	36,326,706
		Information Technology— 27.4%
8,039		Accenture PLC	2,842,430
16,358		Alliance Data Systems Corp.	1,129,356
6,095	[1]	Ambarella, Inc.	854,214
152,726		Apple, Inc.	26,693,450
46,501	[1]	Arista Networks, Inc.	5,780,539
35,739	[1]	Arrow Electronics, Inc.	4,431,636
1,628	[1]	Atlassian Corp. PLC	528,026
21,077		Bentley Systems, Inc.	846,663
17,431		Broadcom, Inc.	10,212,474
21,864	[1]	Cirrus Logic, Inc.	1,955,516
9,243	[1]	Commvault Systems, Inc.	623,533
29,188	[1]	Datadog, Inc.	4,264,659
77,586	[1]	Dell Technologies, Inc.	4,407,661
8,511	[1]	Dropbox, Inc.	210,647
91,114	[1]	DXC Technology Co.	2,740,709
13,224	[1]	Dynatrace Holdings LLC	725,469
13,422	[1]	EPAM Systems, Inc.	6,390,751
8,856	[1]	FleetCor Technologies, Inc.	2,110,031
23,600	[1]	Fortinet, Inc.	7,014,864
1,816	[1]	Gartner, Inc., Class A	533,704
4,262	[1]	Globant SA	1,087,577
17,451		Hewlett Packard Enterprise Co.	284,975
50,473		HP, Inc.	1,853,873
9,288	[1]	HubSpot, Inc.	4,539,974
15,825		Intel Corp.	772,576
1,050		KLA Corp.	408,734
8,352	[1]	MA-COM Technology Solutions Holdings, Inc.	511,226
59,474		Microsoft Corp.	18,495,225
27,720	[1]	ON Semiconductor Corp.	1,635,480
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
11,475		Oracle Corp.	$ 931,311
2,182	[1]	Palo Alto Networks, Inc.	1,128,967
21,076		Paychex, Inc.	2,481,910
9,396	[1]	Paylocity Corp.	1,916,596
40,911	[1]	Plantronics, Inc.	1,090,278
39,698	[1]	Pure Storage, Inc.	1,051,600
16,874		Qualcomm, Inc.	2,965,774
2,415	[1]	Rapid7, Inc.	232,637
8,292	[1]	Snowflake, Inc.	2,287,763
13,388		Texas Instruments, Inc.	2,403,012
66,109		Western Union Co.	1,250,121
19,682		Xerox Holdings Corp.	415,487
		TOTAL	132,041,428
		Materials— 3.1%
83,199		Alcoa Corp.	4,718,215
55,896	[1]	Berry Global Group, Inc.	3,768,508
138,595		Chemours Co./The	4,533,443
34,432		Dow, Inc.	2,056,623
		TOTAL	15,076,789
		Real Estate— 4.4%
2,781		Apartment Income REIT Corp.	146,893
28,237		Extra Space Storage, Inc.	5,596,291
12,177		Iron Mountain, Inc.	559,168
76,810		Macerich Co. (The)	1,270,437
124,418		National Storage Affiliates Trust	7,659,172
38,031		Rexford Industrial Realty, Inc.	2,782,728
8,801		SBA Communications, Corp.	2,864,198
8,113	[2]	SL Green Realty Corp.	588,331
		TOTAL	21,467,218
		Utilities— 1.4%
2,309		Entergy Corp.	258,077
48,448		Exelon Corp.	2,807,562
37,132		OGE Energy Corp.	1,408,045
30,996		Public Service Enterprises Group, Inc.	2,062,164
		TOTAL	6,535,848
		TOTAL COMMON STOCKS (IDENTIFIED COST $375,577,669)	472,761,139
		INVESTMENT COMPANIES— 2.0%
669,630		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[3]	669,630
Semi-Annual Shareholder Report
6

Shares		Value
	INVESTMENT COMPANIES— continued
8,971,914	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.06%[3]	$ 8,971,017
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $9,641,165)	9,640,647
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $385,218,834)[4]	482,401,786
	OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	320,647
	TOTAL NET ASSETS—100%	$482,722,433
Semi-Annual Shareholder Report
7

An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the period ended January 31, 2022, were as follows:
Affiliated	Value as of 7/31/2021	Purchases at Cost*	Proceeds from Sales*
Health Care:
AnaptysBio, Inc.	$928,300	$—	$—
Affiliated issuers no longer in the portfolio at period end	$142,873	$136,013	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$1,071,173	$136,013	$—
Semi-Annual Shareholder Report
8

Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 1/31/2022	Shares Held as of 1/31/2022	Dividend Income*

$363,160	$—	$1,291,460	40,396	$—
$(35,831)	$—	$243,055	1,586	$411
$327,329	$—	$1,534,515	41,982	$411

*	A portion of the amount shown may have been recorded when the Fund did not have ownership of at least 5% of the voting shares.
Semi-Annual Shareholder Report
9

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2021	$—	$7,662,074	$7,662,074
Purchases at Cost	$12,397,734	$64,130,154	$76,527,888
Proceeds from Sales	$(11,728,104)	$(62,817,619)	$(74,545,723)
Change in Unrealized Appreciation/ Depreciation	N/A	$(518)	$(518)
Net Realized Gain/(Loss)	N/A	$(3,074)	$(3,074)
Value as of 1/31/2022	$669,630	$8,971,017	$9,640,647
Shares Held as of 1/31/2022	669,630	8,971,914	9,641,544
Dividend Income	$38	$1,693	$1,731

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$42.75	$31.77	$29.90	$30.01	$24.95	$21.77
Income From Investment Operations:
Net investment income (loss)	0.03[1]	0.08[1]	0.13[1]	0.16[1]	0.09[1]	0.26
Net realized and unrealized gain (loss)	1.04	11.90	2.69	1.81	5.08	3.11
Total From Investment Operations	1.07	11.98	2.82	1.97	5.17	3.37
Less Distributions:
Distributions from net investment income	(0.04)	(0.12)	(0.11)	(0.07)	(0.11)	(0.19)
Distributions from net realized gain	(6.87)	(0.88)	(0.84)	(2.01)	—	—
Total Distributions	(6.91)	(1.00)	(0.95)	(2.08)	(0.11)	(0.19)
Net Asset Value, End of Period	$36.91	$42.75	$31.77	$29.90	$30.01	$24.95
Total Return[2]	2.22%	38.40%	9.66%	7.80%	20.78%	15.56%
Ratios to Average Net Assets:
Net expenses[3]	1.04%[4]	1.04%	1.04%	1.08%	1.36%	1.38%
Net investment income	0.12%[4]	0.23%	0.44%	0.57%	0.31%	0.69%
Expense waiver/reimbursement[5]	0.14%[4]	0.17%	0.20%	0.24%	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$114,599	$109,747	$79,301	$69,221	$40,539	$33,799
Portfolio turnover[7]	42%	63%	160%	87%	82%	77%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$39.55	$29.57	$27.99	$28.37	$23.66	$20.66
Income From Investment Operations:
Net investment income (loss)	(0.12)[1]	(0.18)[1]	(0.08)[1]	(0.05)[1]	(0.11)[1]	(0.19)
Net realized and unrealized gain (loss)	0.98	11.04	2.50	1.68	4.82	3.23
Total From Investment Operations	0.86	10.86	2.42	1.63	4.71	3.04
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.04)
Distributions from net realized gain	(6.87)	(0.88)	(0.84)	(2.01)	—	—
Total Distributions	(6.87)	(0.88)	(0.84)	(2.01)	—	(0.04)
Net Asset Value, End of Period	$33.54	$39.55	$29.57	$27.99	$28.37	$23.66
Total Return[2]	1.87%	37.37%	8.86%	6.96%	19.91%	14.72%
Ratios to Average Net Assets:
Net expenses[3]	1.80%[4]	1.79%	1.79%	1.85%	2.09%	2.13%
Net investment income (loss)	(0.64)%[4]	(0.52)%	(0.31)%	(0.20)%	(0.41)%	(0.06)%
Expense waiver/reimbursement[5]	0.13%[4]	0.16%	0.21%	0.24%	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$40,519	$38,028	$31,030	$32,178	$39,625	$36,440
Portfolio turnover[7]	42%	63%	160%	87%	82%	77%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$43.40	$32.22	$30.29	$30.37	$25.24	$22.02
Income From Investment Operations:
Net investment income (loss)	0.09[1]	0.19[1]	0.22[1]	0.25[1]	0.16[1]	0.39
Net realized and unrealized gain (loss)	1.07	12.08	2.74	1.81	5.16	3.09
Total From Investment Operations	1.16	12.27	2.96	2.06	5.32	3.48
Less Distributions:
Distributions from net investment income	(0.14)	(0.21)	(0.19)	(0.13)	(0.19)	(0.26)
Distributions from net realized gain	(6.87)	(0.88)	(0.84)	(2.01)	—	—
Total Distributions	(7.01)	(1.09)	(1.03)	(2.14)	(0.19)	(0.26)
Net Asset Value, End of Period	$37.55	$43.40	$32.22	$30.29	$30.37	$25.24
Total Return[2]	2.39%	38.83%	10.01%	8.08%	21.15%	15.90%
Ratios to Average Net Assets:
Net expenses[3]	0.74%[4]	0.74%	0.74%	0.78%	1.07%	1.08%
Net investment income	0.42%[4]	0.52%	0.73%	0.87%	0.57%	1.01%
Expense waiver/reimbursement[5]	0.18%[4]	0.21%	0.25%	0.29%	0.00%[6]	0.00%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$309,608	$283,822	$243,490	$215,799	$95,290	$52,169
Portfolio turnover[7]	42%	63%	160%	87%	82%	77%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class R6 Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$42.56	$31.62	$29.75	$29.89	$24.85	$21.46
Income From Investment Operations:
Net investment income (loss)	0.09[2]	0.20[2]	0.21[2]	0.23[2]	0.18[2]	0.21
Net realized and unrealized gain (loss)	1.05	11.84	2.69	1.79	5.06	3.18
Total From Investment Operations	1.14	12.04	2.90	2.02	5.24	3.39
Less Distributions:
Distributions from net investment income	(0.14)	(0.22)	(0.19)	(0.15)	(0.20)	—
Distributions from net realized gain	(6.87)	(0.88)	(0.84)	(2.01)	—	—
Total Distributions	(7.01)	(1.10)	(1.03)	(2.16)	(0.20)	—
Net Asset Value, End of Period	$36.69	$42.56	$31.62	$29.75	$29.89	$24.85
Total Return[3]	2.40%	38.84%	10.00%	8.08%	21.17%	15.80%
Ratios to Average Net Assets:
Net expenses[4]	0.73%[5]	0.73%	0.73%	0.81%	1.02%	1.07%
Net investment income	0.42%[5]	0.54%	0.75%	0.78%	0.65%	0.95%
Expense waiver/reimbursement[6]	0.13%[5]	0.15%	0.17%	0.18%	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$17,997	$11,513	$8,571	$9,183	$20,425	$17,363
Portfolio turnover[8]	42%	63%	160%	87%	82%	77%

1	Prior to September 1, 2016, the Fund’s Class R6 Shares were designated as Class R Shares.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
January 31, 2022 (unaudited)

Assets:
Investment in securities, at value including $659,110 of securities loaned and $9,640,647 of investment in an affiliated holding and $1,534,515 of investment in affiliated companies* (identified cost $385,218,834)	$482,401,786
Income receivable	267,443
Income receivable from an affiliated holding	749
Receivable for investments sold	5,911,907
Receivable for shares sold	1,222,115
Total Assets	489,804,000
Liabilities:
Payable for investments purchased	6,044,524
Payable for shares redeemed	184,211
Payable for collateral due to broker for securities lending (Note 2)	669,630
Payable for investment adviser fee (Note 5)	7,433
Payable for distribution services fee (Note 5)	26,072
Payable for other service fees (Notes 2 and 5)	46,544
Accrued expenses (Note 5)	103,153
Total Liabilities	7,081,567
Net assets for 13,049,542 shares outstanding	$482,722,433
Net Assets Consist of:
Paid-in capital	$374,436,919
Total distributable earnings (loss)	108,285,514
Total Net Assets	$482,722,433
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($114,598,531 ÷ 3,104,857 shares outstanding), no par value, unlimited shares authorized	$36.91
Offering price per share (100/94.50 of $36.91)	$39.06
Redemption proceeds per share	$36.91
Class C Shares:
Net asset value per share ($40,519,149 ÷ 1,208,222 shares outstanding), no par value, unlimited shares authorized	$33.54
Offering price per share	$33.54
Redemption proceeds per share (99.00/100 of $33.54)	$33.20
Institutional Shares:
Net asset value per share ($309,608,131 ÷ 8,245,943 shares outstanding), no par value, unlimited shares authorized	$37.55
Offering price per share	$37.55
Redemption proceeds per share	$37.55
Class R6 Shares:
Net asset value per share ($17,996,622 ÷ 490,520 shares outstanding), no par value, unlimited shares authorized	$36.69
Offering price per share	$36.69
Redemption proceeds per share	$36.69

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Operations
Six Months Ended January 31, 2022 (unaudited)

Investment Income:
Dividends (including $2,104 received from affiliated companies and an affiliated holding*)	$2,805,111
Net income on securities loaned (includes $38 received from affiliated holdings related to cash collateral balances) (Note 2)	345
TOTAL INCOME	2,805,456
Expenses:
Investment adviser fee (Note 5)	1,682,438
Administrative fee (Note 5)	189,312
Custodian fees	16,962
Transfer agent fees (Note 2)	191,080
Directors’/Trustees’ fees (Note 5)	1,873
Auditing fees	13,257
Legal fees	4,292
Portfolio accounting fees	64,813
Distribution services fee (Note 5)	151,062
Other service fees (Notes 2 and 5)	195,900
Share registration costs	35,276
Printing and postage	15,882
Miscellaneous (Note 5)	15,564
TOTAL EXPENSES	2,577,711
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(305,235)
Reimbursement of other operating expenses (Notes 2 and 5)	(95,202)
TOTAL WAIVER AND REIMBURSEMENTS	(400,437)
Net expenses	2,177,274
Net investment income	628,182
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(3,074) on sales of investments in an affiliated holding*)	31,094,636
Realized gain distribution from affiliated investment company shares	1,383
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $326,811 of investments in affiliated companies and an affiliated holding*)	(22,037,883)
Net realized and unrealized gain (loss) on investments	9,058,136
Change in net assets resulting from operations	$9,686,318

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$628,182	$1,500,049
Net realized gain (loss)	31,096,019	65,974,347
Net change in unrealized appreciation/depreciation	(22,037,883)	66,920,393
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,686,318	134,394,789
Distributions to Shareholders:
Class A Shares	(18,050,522)	(2,423,144)
Class C Shares	(6,734,957)	(882,794)
Institutional Shares	(48,461,721)	(8,071,148)
Class R6 Shares	(2,859,720)	(290,075)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(76,106,920)	(11,667,161)
Share Transactions:
Proceeds from sale of shares	94,555,748	138,525,280
Net asset value of shares issued to shareholders in payment of distributions declared	70,184,727	10,673,152
Cost of shares redeemed	(58,707,595)	(191,208,255)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	106,032,880	(42,009,823)
Change in net assets	39,612,278	80,717,805
Net Assets:
Beginning of period	443,110,155	362,392,350
End of period	$482,722,433	$443,110,155
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
⯀
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
⯀
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
⯀
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
⯀
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
⯀
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
⯀
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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19

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report
20

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
⯀
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
⯀
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
⯀
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report
21

Investment Income, Gains and Losses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $400,437 is disclosed in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended January 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$50,660	$(8,000)
Class C Shares	17,019	(656)
Institutional Shares	122,308	(86,546)
Class R6 Shares	1,093	—
TOTAL	$191,080	$(95,202)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$145,546
Class C Shares	50,354
TOTAL	$195,900
Semi-Annual Shareholder Report
22

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The chart
Semi-Annual Shareholder Report
23

below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$659,110	$669,630
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	323,383	$13,187,865	516,489	$19,262,460
Shares issued to shareholders in payment of distributions declared	454,939	17,088,464	65,002	2,282,814
Shares redeemed	(240,889)	(9,768,445)	(510,501)	(18,302,996)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	537,433	$20,507,884	70,990	$3,242,278
Semi-Annual Shareholder Report
24

	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	186,789	$6,994,095	150,210	$5,136,189
Shares issued to shareholders in payment of distributions declared	188,752	6,442,116	25,498	828,435
Shares redeemed	(128,749)	(4,806,383)	(263,607)	(8,987,701)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	246,792	$8,629,828	(87,899)	$(3,023,077)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,545,375	$65,258,964	3,029,771	$110,406,642
Shares issued to shareholders in payment of distributions declared	1,163,096	44,573,724	206,534	7,372,239
Shares redeemed	(1,002,269)	(42,070,797)	(4,253,413)	(160,052,945)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,706,202	$67,761,891	(1,017,108)	$(42,274,064)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	214,362	$9,114,824	101,756	$3,719,989
Shares issued to shareholders in payment of distributions declared	55,550	2,080,423	5,416	189,664
Shares redeemed	(49,892)	(2,061,970)	(107,736)	(3,864,613)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	220,020	$9,133,277	(564)	$45,040
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,710,447	$106,032,880	(1,034,581)	$(42,009,823)
4. FEDERAL TAX INFORMATION
At January 31, 2022, the cost of investments for federal tax purposes was $385,218,834. The net unrealized appreciation of investments for federal tax purposes was $97,182,952. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $107,951,519 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,768,567.
Semi-Annual Shareholder Report
25

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.70% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2022, the Adviser voluntarily waived $302,061 of its fee and voluntarily reimbursed $95,202 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2022, the Adviser reimbursed $3,174.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Semi-Annual Shareholder Report
26

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$151,062
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended January 31, 2022, FSC retained $18,207 of fees paid by the Fund. For the six months ended January 31, 2022, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2022, FSC retained $12,196 in sales charges from the sale of Class A Shares. FSC also retained $794 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2022, FSSC received $3,637 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSSC, FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2021, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.04%, 1.81%, 0.74% and 0.73% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2021, the Fee Limit for the Class C Shares was 1.79%. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
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Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2022, were as follows:
Purchases	$224,398,954
Sales	$195,349,598
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities. A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2022, the Fund had no outstanding loans. During the six months ended January 31, 2022, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
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10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,022.20	$5.30
Class C Shares	$1,000	$1,018.70	$9.21
Institutional Shares	$1,000	$1,023.90	$3.78
Class R6 Shares	$1,000	$1,024.00	$3.72
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.96	$5.30
Class C Shares	$1,000	$1,016.08	$9.20
Institutional Shares	$1,000	$1,021.48	$3.77
Class R6 Shares	$1,000	$1,021.53	$3.72

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.04%
Class C Shares	1.81%
Institutional Shares	0.74%
Class R6 Shares	0.73%
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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes MDT All Cap Core Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ investment objectives or investment management techniques, or the costs to implement funds, even within the same Performance Peer Group. In this connection, the Board considered that the Fund’s quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are
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believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to its Expense Peer Group are relevant in judging the reasonableness of advisory fees, the Fund’s quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund’s advisory fee was above the median of its Expense Peer Group range, the funds in the Expense Peer Group varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex funds relative to its Expense Peer Group.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
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unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered
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the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
In 2019, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in
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connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes MDT Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT All Cap Core Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report
42

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
⯀ confirmation that the Fund did not utilize alternative funding sources during the Period;
⯀ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
⯀ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
⯀ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
⯀ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
⯀ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
43

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
44

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
45

Federated Hermes MDT All Cap Core Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R304
CUSIP 31421R718
36361 (3/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2022

Share Class | Ticker	A | QABGX	C | QCBGX	Institutional | QIBGX	R6 | QKBGX

Federated Hermes MDT Balanced Fund
Fund Established 2002

A Portfolio of Federated Hermes MDT Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2021 through January 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2022, the Fund’s portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Equity Securities	56.0%
Corporate Debt Securities	10.3%
International Equity Securities (including International Exchange-Traded Funds)	8.5%
Mortgage Core Fund	6.9%
U.S. Treasury Securities[2]	3.5%
High Yield Bond Core Fund	2.5%
Project and Trade Finance Core Fund	1.6%
Emerging Markets Core Fund	1.4%
Asset-Backed Securities	1.2%
Bank Loan Core Fund	0.9%
Commercial Mortgage-Backed Securities	0.7%
Mortgage-Backed Securities	0.2%
Government Agency	0.1%
Municipal Bond[3]	0.0%
Collateralized Mortgage Obligations[3]	0.0%
Securities Lending Collateral[4]	3.6%
Cash Equivalents[5]	5.9%
Derivative Contracts[3,6]	0.0%
Other Assets and Liabilities—Net[7]	(3.3)%
TOTAL	100%
Semi-Annual Shareholder Report

At January 31, 2022, the Fund’s sector composition8 for its equity securities (excluding exchange-traded funds) was as follows:
Sector Composition	Percentage of Equity Securities
Information Technology	26.2%
Health Care	12.9%
Financials	12.4%
Consumer Discretionary	11.3%
Communication Services	9.4%
Real Estate	7.4%
Industrials	7.3%
Consumer Staples	5.8%
Materials	3.1%
Energy	2.9%
Utilities	1.3%
Total	100%

1
See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

2	Includes U.S. Treasuries pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	Represents less than 0.1%.
4	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
6
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
8
Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2022 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS— 57.1%
		Communication Services— 5.4%
2,405	[1]	Alphabet, Inc., Class A	$ 6,508,098
21,112	[1]	Cars.com, Inc.	328,925
348	[1]	Charter Communications, Inc.	206,482
1,197	[1,2]	Discovery, Inc., Class A	33,408
3,811		Electronic Arts, Inc.	505,567
4,695	[1]	Live Nation Entertainment, Inc.	514,150
6,754		Lumen Technologies, Inc.	83,479
1,719	[1]	Netflix, Inc.	734,254
19,249		News Corp., Inc., Class A	428,098
29,737	[1]	Pinterest, Inc.	879,026
601	[1]	Take-Two Interactive Software, Inc.	98,167
3,699	[1]	Twitter, Inc.	138,750
39,014		ViacomCBS, Inc., Class B	1,305,018
		TOTAL	11,763,422
		Consumer Discretionary— 6.4%
1,571		Advance Auto Parts, Inc.	363,702
116	[1]	Amazon.com, Inc.	347,010
171	[1]	AutoZone, Inc.	339,666
2,327	[1]	Burlington Stores, Inc.	551,336
1,367	[1]	Capri Holdings Ltd.	82,116
1,098	[1]	CROCs, Inc.	112,677
3,479		Dick’s Sporting Goods, Inc.	401,477
3,361		Domino’s Pizza, Inc.	1,528,079
1,080	[1]	Expedia Group, Inc.	197,953
853	[1]	Floor & Decor Holdings, Inc.	92,738
24,635		Ford Motor Co.	500,090
2,558	[1]	G-III Apparel Group Ltd.	69,501
15,297	[1]	Goodyear Tire & Rubber Co.	317,107
2,113		Home Depot, Inc.	775,429
738		Lowe’s Cos., Inc.	175,164
43,386		Macy’s, Inc.	1,110,682
3,152		McDonald’s Corp.	817,786
2,001	[1]	O’Reilly Automotive, Inc.	1,304,152
1,577	[1]	SeaWorld Entertainment, Inc.	93,958
3,976		Starbucks Corp.	390,920
7,090		Target Corp.	1,562,849
325	[1]	Tesla, Inc.	304,434
2,349	[1]	Ulta Beauty, Inc.	854,425
1,003		Wingstop, Inc.	153,710
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
5,837	[1]	YETI Holdings, Inc.	$ 382,790
10,729		Yum! Brands, Inc.	1,342,949
		TOTAL	14,172,700
		Consumer Staples— 3.3%
7,933		Albertsons Cos., Inc.	223,314
7,804	[1]	BJ’s Wholesale Club Holdings, Inc.	479,712
271		Coca-Cola Bottling Co.	155,283
6,936		Costco Wholesale Corp.	3,503,582
5,554		Hershey Foods Corp.	1,094,527
9,306		Kroger Co.	405,649
861		Molson Coors Beverage Company, Class B	41,035
4,995		PepsiCo, Inc.	866,732
2,471	[1]	Post Holdings, Inc.	261,481
1,826		WalMart, Inc.	255,293
		TOTAL	7,286,608
		Energy— 1.6%
13,000		Continental Resources, Inc.	675,220
4,482		EOG Resources, Inc.	499,653
5,348		Helmerich & Payne, Inc.	153,488
21,158		Marathon Oil Corp.	411,946
26,184		Marathon Petroleum Corp.	1,878,702
		TOTAL	3,619,009
		Financials— 7.1%
285	[1]	Alleghany Corp.	189,240
9,384		Allstate Corp.	1,132,367
17,829		Ally Financial, Inc.	850,800
18,330		Bank of New York Mellon Corp.	1,086,236
7,971		Carlyle Group LP/The	406,919
627		Equity Bancshares, Inc.	20,102
6,049		Fidelity National Financial, Inc.	304,567
1,690		Houlihan Lokey, Inc.	179,613
15,952		Huntington Bancshares, Inc.	240,237
9,463		Interactive Brokers Group, Inc., Class A	645,282
882		Jefferies Financial Group, Inc.	32,316
1,649		KKR & Co., Inc., Class Common	117,343
4,107		MSCI, Inc., Class A	2,201,845
3,436		NASDAQ, Inc.	615,766
44,000		New Residential Investment Corp.	468,600
11,430		Northern Trust Corp.	1,333,195
6,902		Prudential Financial, Inc.	770,056
21,686		State Street Corp.	2,049,327
9,961		The Travelers Cos., Inc.	1,655,319
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Financials— continued
9,566		Tradeweb Markets, Inc.	$ 810,910
1,006		VOYA Financial, Inc.	68,368
5,580		Zions Bancorporation, N.A.	378,436
		TOTAL	15,556,844
		Health Care— 7.4%
22,622		AbbVie, Inc.	3,096,725
4,731		Amgen, Inc.	1,074,599
11,086	[1]	AnaptysBio, Inc.	354,419
3,919	[1]	Biogen, Inc.	885,694
2,583		Bruker Corp.	172,028
15,524	[1]	Community Health Systems, Inc.	196,999
1,634	[1]	Envista Holdings Corp.	70,654
6,932	[1]	IQVIA Holdings, Inc.	1,697,647
5,392		Johnson & Johnson	928,988
7,830		McKesson Corp.	2,010,118
9,478		Merck & Co., Inc.	772,267
7,854	[1]	Myriad Genetics, Inc.	206,482
17,765		Pfizer, Inc.	936,038
1,738	[1]	Progyny, Inc.	70,389
1,239	[1]	SAGE Therapeutics, Inc.	48,841
1,169	[1]	Shockwave Medical, Inc.	169,470
256	[1]	United Therapeutics Corp.	51,679
7,200	[1]	Verastem, Inc.	11,016
6,496	[1]	Vertex Pharmaceuticals, Inc.	1,578,853
191	[1]	Waters Corp.	61,143
8,877		Zoetis, Inc.	1,773,536
		TOTAL	16,167,585
		Industrials— 4.2%
2,875		AGCO Corp.	336,950
1,404	[1]	Alaska Air Group, Inc.	76,855
7,800		Allegion PLC	957,294
480	[1]	Builders Firstsource, Inc.	32,635
7,124	[1]	CIRCOR International, Inc.	197,834
1,665		Flowserve Corp.	54,312
3,032		Fortune Brands Home & Security, Inc.	285,523
1,171	[1]	Generac Holdings, Inc.	330,667
976		General Electric Co.	92,213
32,966	[1]	KAR Auction Services, Inc.	468,777
2,523		Lennox International, Inc.	715,573
1,052		Manpower, Inc.	110,323
9,134		Masco Corp.	578,456
25,737		Otis Worldwide Corp.	2,198,712
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Industrials— continued
10,000		Pitney Bowes, Inc.	$ 61,600
9,727		Ryder System, Inc.	711,919
7,730	[1]	SPX Corp.	403,351
209		Trane Technologies PLC	36,178
3,670		TransUnion	378,450
1,458	[1]	TriNet Group, Inc.	124,222
1,701		United Parcel Service, Inc.	343,959
5,216	[1]	XPO Logistics, Inc.	345,143
3,343		Xylem, Inc.	351,082
		TOTAL	9,192,028
		Information Technology— 14.9%
2,136		Accenture PLC	755,247
2,935		Alliance Data Systems Corp.	202,632
1,705	[1]	Ambarella, Inc.	238,956
38,647		Apple, Inc.	6,754,723
12,036	[1]	Arista Networks, Inc.	1,496,195
7,214	[1]	Arrow Electronics, Inc.	894,536
352	[1]	Atlassian Corp. PLC	114,168
6,061		Bentley Systems, Inc.	243,470
3,823		Broadcom, Inc.	2,239,819
4,701	[1]	Cirrus Logic, Inc.	420,457
2,931	[1]	Commvault Systems, Inc.	197,725
7,478	[1]	Datadog, Inc.	1,092,611
17,951	[1]	Dell Technologies, Inc.	1,019,796
4,697	[1]	Dropbox, Inc.	116,251
23,418	[1]	DXC Technology Co.	704,413
4,881	[1]	Dynatrace Holdings LLC	267,772
3,300	[1]	EPAM Systems, Inc.	1,571,262
2,067	[1]	FleetCor Technologies, Inc.	492,483
5,849	[1]	Fortinet, Inc.	1,738,557
705	[1]	Gartner, Inc., Class A	207,192
628	[1]	Globant SA	160,253
14,151		Hewlett Packard Enterprise Co.	231,086
10,855		HP, Inc.	398,704
2,245	[1]	HubSpot, Inc.	1,097,356
161		KLA Corp.	62,673
3,825	[1]	MA-COM Technology Solutions Holdings, Inc.	234,128
14,192		Microsoft Corp.	4,413,428
3,720	[1]	ON Semiconductor Corp.	219,480
1,121		Oracle Corp.	90,980
395	[1]	Palo Alto Networks, Inc.	204,373
10,306		Paychex, Inc.	1,213,635
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Information Technology— continued
2,166	[1]	Paylocity Corp.	$ 441,821
9,836	[1]	Plantronics, Inc.	262,129
9,446	[1]	Pure Storage, Inc.	250,225
3,314		Qualcomm, Inc.	582,469
1,634	[1]	Rapid7, Inc.	157,403
2,183	[1]	Snowflake, Inc.	602,290
2,771		Texas Instruments, Inc.	497,367
8,203		Vishay Intertechnology, Inc.	169,884
31,056		Western Union Co.	587,269
9,197		Xerox Holdings Corp.	194,149
		TOTAL	32,839,367
		Materials— 1.8%
19,650		Alcoa Corp.	1,114,352
6,760	[1]	Allegheny Technologies, Inc.	123,640
15,163	[1]	Berry Global Group, Inc.	1,022,289
44,373		Chemours Co./The	1,451,441
2,373		Dow, Inc.	141,739
		TOTAL	3,853,461
		Real Estate— 4.2%
14,400		American Homes 4 Rent	563,472
26,900		Braemar Hotels & Resorts, Inc.	143,915
14,500		Brixmor Property Group, Inc.	367,720
1,081	[1]	CBRE Group, Inc.	109,549
15,600	[1]	Chatham Lodging Trust	207,012
8,000		Duke Realty Corp.	462,240
2,300		EastGroup Properties, Inc.	459,793
320		Equinix, Inc.	231,968
4,400		Equity Residential Properties Trust	390,412
1,200		Essex Property Trust, Inc.	399,000
12,500		Hudson Pacific Properties, Inc.	295,375
12,800		Invitation Homes, Inc.	537,344
14,500		Kimco Realty Corp.	351,770
17,000		Kite Realty Group Trust	354,960
1,300		Life Storage, Inc.	175,435
3,900		National Storage Affiliates Trust	240,084
16,200		Pebblebrook Hotel Trust	350,730
2,700		ProLogis, Inc.	423,414
5,700		Regency Centers Corp.	408,975
6,400		Rexford Industrial Realty, Inc.	468,288
2,500	[1]	Ryman Hospitality Properties	221,000
2,100		Simon Property Group, Inc.	309,120
11,000		SITE Centers Corp.	162,910
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		COMMON STOCKS— continued
		Real Estate— continued
2,300		Sun Communities, Inc.	$ 434,608
2,850		Terreno Realty Corp.	213,094
6,800		UDR, Inc.	386,512
14,400	[2]	VICI Properties, Inc.	412,128
2,000		Welltower, Inc.	173,260
		TOTAL	9,254,088
		Utilities— 0.8%
2,108		Evergy, Inc.	136,936
12,828		Exelon Corp.	743,383
1,098		NextEra Energy, Inc.	85,776
19,281		OGE Energy Corp.	731,135
		TOTAL	1,697,230
		TOTAL COMMON STOCKS (IDENTIFIED COST $99,610,810)	125,402,342
		CORPORATE BONDS— 10.3%
		Basic Industry - Chemicals— 0.0%
$ 10,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	12,316
		Basic Industry - Metals & Mining— 0.1%
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	17,794
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	62,597
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	102,860
20,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	27,018
		TOTAL	210,269
		Capital Goods - Aerospace & Defense— 0.6%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	183,577
275,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	296,296
5,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	5,221
110,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	115,511
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	276,513
170,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	178,238
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	14,517
40,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.891% (3-month USLIBOR +1.735%), 2/15/2042	33,600
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	53,205
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	52,390
		TOTAL	1,209,068
		Capital Goods - Building Materials— 0.1%
200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	205,448
		Capital Goods - Construction Machinery— 0.0%
10,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	10,062
		Capital Goods - Diversified Manufacturing— 0.1%
60,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	57,633
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Capital Goods - Diversified Manufacturing— continued
$ 175,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	$ 162,938
	TOTAL	220,571
	Communications - Cable & Satellite— 0.2%
300,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	282,853
145,000	Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	129,648
15,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	16,150
10,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	11,445
	TOTAL	440,096
	Communications - Media & Entertainment— 0.2%
30,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	39,077
400,000	ViacomCBS, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2025	430,620
	TOTAL	469,697
	Communications - Telecom Wireless— 0.2%
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 6/15/2026	157,465
200,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.875%, 6/19/2049	233,285
	TOTAL	390,750
	Communications - Telecom Wirelines— 0.3%
12,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 9/15/2053	11,426
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	294,063
11,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2059	10,438
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	5,530
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	182,967
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	92,700
29,000	Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 2.987%, 10/30/2056	25,453
	TOTAL	622,577
	Consumer Cyclical - Automotive— 0.1%
10,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	14,543
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	171,514
10,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	10,408
	TOTAL	196,465
	Consumer Cyclical - Lodging— 0.0%
20,000	American Campus Communities Operating Partnership LP, Sr. Unsecd. Note, 4.125%, 7/1/2024	21,071
30,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	30,543
	TOTAL	51,614
	Consumer Cyclical - Retailers— 0.2%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	188,021
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	259,195
15,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	15,941
	TOTAL	463,157
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Consumer Cyclical - Services— 0.2%
$ 200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	$ 203,258
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	132,175
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	14,989
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	15,125
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	73,453
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	17,149
	TOTAL	456,149
	Consumer Non-Cyclical - Food/Beverage— 0.5%
30,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	34,518
300,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	309,051
140,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	148,341
80,000	General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	75,520
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	283,364
200,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	203,309
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	17,414
50,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	53,886
	TOTAL	1,125,403
	Consumer Non-Cyclical - Health Care— 0.1%
135,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	135,144
180,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	185,215
	TOTAL	320,359
	Consumer Non-Cyclical - Pharmaceuticals— 0.3%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	557,696
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	16,580
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	11,268
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	16,424
165,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	160,799
	TOTAL	762,767
	Consumer Non-Cyclical - Supermarkets— 0.0%
10,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	11,320
	Energy - Independent— 0.4%
250,000	Canadian Natural Resources Ltd., 3.900%, 2/1/2025	261,916
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	127,373
20,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	20,180
475,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	445,152
	TOTAL	854,621
	Energy - Integrated— 0.6%
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	324,917
135,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	139,944
5,000	ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	7,016
270,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	278,957
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Energy - Integrated— continued
$ 240,000	Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	$ 259,943
275,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	279,132
	TOTAL	1,289,909
	Energy - Midstream— 0.4%
20,000	Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	22,416
115,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	120,424
75,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	78,650
10,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	11,797
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	181,147
20,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	26,407
40,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	42,613
5,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	5,358
225,000	MPLX LP, Sr. Unsecd. Note, 5.500%, 2/15/2049	269,549
20,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	20,165
10,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	10,639
	TOTAL	789,165
	Energy - Refining— 0.0%
15,000	HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	16,485
15,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	16,321
10,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	13,071
15,000	Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	16,170
	TOTAL	62,047
	Financial Institution - Banking— 1.8%
74,000	American Express Co., 2.650%, 12/2/2022	75,118
300,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	316,717
200,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	210,574
15,000	Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	15,846
15,000	Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	16,217
20,000	Bank of New York Mellon, N.A., 3.400%, 5/15/2024	20,857
40,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	40,331
165,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	166,800
250,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	259,698
170,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	178,660
15,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	16,326
30,000	Comerica, Inc., 3.800%, 7/22/2026	31,821
75,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	77,749
350,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	352,287
40,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.200%, 2/23/2023	40,828
275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	282,112
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	206,961
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 10,000	[4]	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 10/1/2024	$ 10,619
25,000	[4]	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 8/1/2024	25,453
400,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	402,986
20,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	20,529
15,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	16,205
400,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	410,571
300,000		Morgan Stanley, 4.300%, 1/27/2045	345,148
100,000		Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	100,210
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	15,292
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	15,945
15,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	15,498
10,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	10,122
45,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 3.102%, 1/17/2023	45,850
250,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	227,734
10,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	10,687
10,000		Westpac Banking Corp., Sub., Series GMTN, 4.322%, 11/23/2031	10,616
		TOTAL	3,992,367
		Financial Institution - Broker/Asset Mgr/Exchange— 0.1%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	85,008
70,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	76,501
15,000		XLIT Ltd., Sub., 4.450%, 3/31/2025	16,096
		TOTAL	177,605
		Financial Institution - Finance Companies— 0.2%
150,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	157,025
325,000		Air Lease Corp., Sr. Unsecd. Note, 2.875%, 1/15/2032	309,432
		TOTAL	466,457
		Financial Institution - Insurance - Life— 0.6%
400,000		AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	397,201
25,000		American International Group, Inc., 4.500%, 7/16/2044	29,017
35,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	36,751
125,000		American International Group, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2028	136,928
220,000		Belrose Funding Trust, Sr. Unsecd. Note, 2.330%, 8/15/2030	208,979
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	10,044
15,000		MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	17,910
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	16,417
250,000		MetLife, Inc., Sr. Unsecd. Note, 3.600%, 4/10/2024	261,120
15,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	21,456
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	10,222
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	10,146
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Financial Institution - Insurance - Life— continued
$ 50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	$ 67,704
	TOTAL	1,223,895
	Financial Institution - Insurance - P&C— 0.3%
10,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	11,446
200,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.850%, 12/15/2051	188,914
55,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	59,233
205,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.950%, 4/22/2044	235,518
65,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	108,666
	TOTAL	603,777
	Financial Institution - REIT - Apartment— 0.1%
10,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	10,124
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	184,348
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	71,988
	TOTAL	266,460
	Financial Institution - REIT - Healthcare— 0.1%
185,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	189,834
	Financial Institution - REIT - Office— 0.0%
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	75,677
	Financial Institution - REIT - Other— 0.1%
105,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	113,369
75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	79,011
	TOTAL	192,380
	Financial Institution - REIT - Retail— 0.2%
300,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	296,204
50,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	50,724
	TOTAL	346,928
	Financial Institution - REITs— 0.0%
60,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	60,652
	Supranational— 0.0%
30,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	30,349
	Technology— 0.5%
10,000	Apple, Inc., 3.850%, 5/4/2043	11,073
30,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	30,490
200,000	Apple, Inc., Sr. Unsecd. Note, 2.950%, 9/11/2049	192,658
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	67,564
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	23,992
240,000	Dell International LLC / EMC Corp., 6.020%, 6/15/2026	272,575
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	114,276
265,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	277,233
7,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	6,863
8,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	8,726
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	CORPORATE BONDS— continued
	Technology— continued
$ 10,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	$ 10,189
50,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	64,676
	TOTAL	1,080,315
	Technology Services— 0.0%
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	5,062
	Transportation - Airlines— 0.1%
30,000	Delta Air Lines, Inc., Sr. Unsecd. Note, 2.900%, 10/28/2024	29,649
110,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	120,133
	TOTAL	149,782
	Transportation - Railroads— 0.1%
50,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	66,520
30,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	30,421
225,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 6/1/2026	232,497
	TOTAL	329,438
	Transportation - Services— 0.2%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	19,309
20,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	21,467
70,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	70,019
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.750%, 6/9/2023	205,865
125,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	132,691
	TOTAL	449,351
	Utility - Electric— 1.0%
200,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	185,919
90,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	88,557
70,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	84,587
300,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	326,390
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	157,367
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	175,332
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	209,820
100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	100,449
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	117,377
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	35,645
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	257,745
175,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	182,639
300,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	276,950
	TOTAL	2,198,777
	Utility - Natural Gas— 0.3%
65,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	66,160
445,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	488,352
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		CORPORATE BONDS— continued
		Utility - Natural Gas— continued
$ 5,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	$ 6,495
		TOTAL	561,007
		TOTAL CORPORATE BONDS (IDENTIFIED COST $21,687,939)	22,573,943
		U.S. TREASURIES— 3.5%
		Treasury Inflation-Indexed Note— 0.3%
585,832	[5]	U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2031	638,270
		U.S. Treasury Bond— 1.0%
825,000		United States Treasury Bond, 1.875%, 11/15/2051	780,269
1,400,000		United States Treasury Bond, 2.000%, 8/15/2051	1,363,812
		TOTAL	2,144,081
		U.S. Treasury Note— 2.2%
450,000		United States Treasury Note, 0.125%, 8/31/2023	443,412
1,150,000		United States Treasury Note, 1.250%, 12/31/2026	1,130,435
900,000		United States Treasury Note, 1.250%, 8/15/2031	858,425
2,625,000		United States Treasury Note, 1.375%, 11/15/2031	2,527,794
		TOTAL	4,960,066
		TOTAL U.S. TREASURIES (IDENTIFIED COST $7,835,354)	7,742,417
		ASSET-BACKED SECURITIES— 1.2%
		Auto Receivables— 0.2%
400,000		Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	401,119
90,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	87,323
		TOTAL	488,442
		Credit Card— 0.2%
400,000		Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	400,436
		Equipment Lease— 0.5%
500,000		HPEFS Equipment Trust 2020-2A, Class C, 2.000%, 7/22/2030	503,913
500,000		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	499,681
		TOTAL	1,003,594
		Other— 0.2%
450,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	445,178
		Student Loans— 0.1%
305,510		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	299,710
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,645,055)	2,637,360
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 0.7%
		Commercial Mortgage— 0.7%
190,000		Bank, Class A4, 3.488%, 11/15/2050	200,708
200,000		Commercial Mortgage Trust 2013-CR8, Class B, 3.928%, 6/10/2046	204,053
48,038		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	48,591
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES— continued
	Commercial Mortgage— continued
$ 392,210	Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 10/25/2029	$ 390,078
350,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	361,178
200,000	FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.620%, 11/25/2045	203,095
200,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	206,447
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,610,997)	1,614,150
	MORTGAGE-BACKED SECURITIES— 0.2%
	Federal Home Loan Mortgage Corporation— 0.0%
26,403	Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	28,369
	Federal National Mortgage Association— 0.2%
6,911	Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	7,751
787	Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	874
25,399	Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	27,293
43,424	Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	46,082
33,482	Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	36,438
16,229	Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	16,881
19,353	Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	20,131
15,604	Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	16,153
20,176	Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	21,533
10,165	Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	10,451
13,673	Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	14,306
16,308	Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	17,111
12,822	Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	13,111
9,525	Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	9,931
26,116	Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	26,954
11,723	Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	12,243
21,278	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	23,606
22,961	Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	25,078
26,823	Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	27,884
29,255	Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	29,944
	TOTAL	403,755
	Government National Mortgage Association— 0.0%
15,783	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	16,807
10,342	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	11,111
	TOTAL	27,918
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $443,728)	460,042
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
		GOVERNMENT AGENCY— 0.1%
		Federal National Mortgage Association— 0.1%
$ 250,000		Federal National Mortgage Association Notes, 0.625%, 4/22/2025 (IDENTIFIED COST $249,666)	$ 243,792
		MUNICIPAL BOND— 0.0%
30,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $33,345)	35,088
		COLLATERALIZED MORTGAGE OBLIGATIONS— 0.0%
		Federal Home Loan Mortgage Corporation— 0.0%
86		Federal Home Loan Mortgage Corp. REMIC, Series 1311, Class K, 7.000%, 7/15/2022	87
89		Federal Home Loan Mortgage Corp. REMIC, Series 1384, Class D, 7.000%, 9/15/2022	91
2,242		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	2,489
		TOTAL	2,667
		Federal National Mortgage Association— 0.0%
666	[3]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.749% (10-year Constant Maturity Treasury +48.285%, Cap 9.749%), 7/25/2023	688
435		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	448
		TOTAL	1,136
		Non-Agency Mortgage— 0.0%
93	[6]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.320%, 3/25/2031	93
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,733)	3,896
		EXCHANGE-TRADED FUNDS— 7.4%
33,100		iShares Core MSCI Emerging Markets ETF	1,972,098
189,300	[2]	iShares MSCI EAFE ETF	14,352,726
		Total Exchange-Traded Funds (IDENTIFIED COST $15,576,372)	16,324,824
		INVESTMENT COMPANIES— 22.8%
200,934		Bank Loan Core Fund	1,930,978
315,048		Emerging Markets Core Fund	3,005,560
7,874,458		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[7]	7,874,458
12,921,919		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.06%[7]	12,920,627
908,568		High Yield Bond Core Fund	5,587,696
1,572,837		Mortgage Core Fund	15,099,234
Semi-Annual Shareholder Report

Shares or Principal Amount		Value
	INVESTMENT COMPANIES— continued
409,307	Project and Trade Finance Core Fund	$ 3,597,806
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $51,159,061)	50,016,359
	TOTAL INVESTMENT IN SECURITIES—103.3% (IDENTIFIED COST $200,856,060)[8]	227,054,213
	OTHER ASSETS AND LIABILITIES - NET—(3.3)%[9]	(7,310,022)
	TOTAL NET ASSETS—100%	$219,744,191
At January 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Short Futures:
[1]United States Treasury Notes 2-Year Short Futures	42	$9,099,563	March 2022	$58,271
[1]United States Treasury Notes 5-Year Short Futures	7	$834,422	March 2022	$(399)
[1]United States Treasury Note 10-Year Short Futures	4	$511,875	March 2022	$4,225
[1]United States Treasury Notes 10-Year Ultra Short Futures	1	$142,828	March 2022	$(158)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$61,939
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
Affiliates	Value as of 7/31/2021	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$4,255,287	$439,802	$(2,760,600)
Emerging Markets Core Fund	$2,857,224	$738,961	$(380,000)
Federated Hermes Government Obligations Fund, Premier Shares*	$168,995	$73,065,683	$(65,360,220)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$16,947,898	$21,946,532	$(25,965,276)
High Yield Bond Core Fund	$5,962,186	$1,433,286	$(1,563,000)
Mortgage Core Fund	$6,610,200	$8,935,510	$—
Project and Trade Finance Core Fund	$3,205,801	$421,191	$—
TOTAL OF AFFILIATED TRANSACTIONS	$40,007,591	$106,980,965	$(96,029,096)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 1/31/2022	Shares Held as of 1/31/2022	Dividend Income	Gain Distributions Received
$(119,132)	$115,621	$1,930,978	200,934	$53,801	$—
$(161,764)	$(48,861)	$3,005,560	315,048	$92,414	$—
N/A	N/A	$7,874,458	7,874,458	$218	$—
$(3,172)	$(5,355)	$12,920,627	12,921,919	$3,042	$2,479
$(204,479)	$(40,297)	$5,587,696	908,568	$161,299	$—
$(446,476)	$—	$15,099,234	1,572,837	$131,712	$—
$(29,186)	$—	$3,597,806	409,307	$69,612	$—
$(964,209)	$21,108	$50,016,359	24,203,071	$512,098	$2,479

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	Perpetual Bond Security. The maturity date reflects the next call date.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns’ outstanding registered debt securities.
7	7-day net yield.
8	Also represents cost of investments for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$123,058,130	$—	$—	$123,058,130
International	2,344,212	—	—	2,344,212
Debt Securities:
Corporate Bonds	—	22,573,943	—	22,573,943
U.S. Treasuries	—	7,742,417	—	7,742,417
Asset-Backed Securities	—	2,637,360	—	2,637,360
Commercial Mortgage-Backed Securities	—	1,614,150	—	1,614,150
Mortgage-Backed Securities	—	460,042	—	460,042
Government Agency	—	243,792	—	243,792
Municipal Bond	—	35,088	—	35,088
Collateralized Mortgage Obligations	—	3,896	—	3,896
Exchange-Traded Funds	16,324,824	—	—	16,324,824
Investment Companies[1]	46,418,553	—	—	50,016,359
TOTAL SECURITIES	$188,145,719	$35,310,688	$—	$227,054,213
Other Financial Instruments:[2]
Assets	$62,496	$—	$—	$62,496
Liabilities	(557)	—	—	(557)
TOTAL OTHER FINANCIAL INSTRUMENTS	$61,939	$—	$—	$61,939

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $3,597,806 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above, but is included in the Total column.
The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.18	$19.59	$18.71	$19.59	$17.74	$16.52
Income From Investment Operations:
Net investment income (loss)[1]	0.07	0.16	0.19	0.25	0.21	0.26
Net realized and unrealized gain (loss)	(0.03)	4.30	1.46	0.57	1.89	1.23
Total From Investment Operations	0.04	4.46	1.65	0.82	2.10	1.49
Less Distributions:
Distributions from net investment income	(0.13)	(0.07)	(0.24)	(0.19)	(0.25)	(0.27)
Distributions from net realized gain	(2.04)	(0.80)	(0.53)	(1.51)	—	—
Total Distributions	(2.17)	(0.87)	(0.77)	(1.70)	(0.25)	(0.27)
Net Asset Value, End of Period	$21.05	$23.18	$19.59	$18.71	$19.59	$17.74
Total Return[2]	(0.02)%	23.31%	9.08%	5.28%	11.91%	9.11%
Ratios to Average Net Assets:
Net expenses[3]	1.29%[4]	1.31%	1.31%	1.31%	1.32%	1.26%
Net investment income	0.59%[4]	0.77%	1.04%	1.35%	1.11%	1.51%
Expense waiver/reimbursement[5]	0.01%[4]	0.04%	0.07%	0.08%	0.06%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$127,217	$124,559	$95,559	$84,243	$61,553	$61,405
Portfolio turnover[6]	38%	61%	152%	92%	89%	82%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$22.78	$19.35	$18.50	$19.31	$17.49	$16.30
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	0.00[2]	0.05	0.11	0.06	0.13
Net realized and unrealized gain (loss)	(0.03)	4.23	1.43	0.59	1.87	1.20
Total From Investment Operations	(0.05)	4.23	1.48	0.70	1.93	1.33
Less Distributions:
Distributions from net investment income	—	—	(0.10)	(0.00)[2]	(0.11)	(0.14)
Distributions from net realized gain	(2.04)	(0.80)	(0.53)	(1.51)	—	—
Total Distributions	(2.04)	(0.80)	(0.63)	(1.51)	(0.11)	(0.14)
Net Asset Value, End of Period	$20.69	$22.78	$19.35	$18.50	$19.31	$17.49
Total Return[3]	(0.39)%	22.37%	8.25%	4.54%	11.09%	8.23%
Ratios to Average Net Assets:
Net expenses[4]	2.05%[5]	2.06%	2.06%	2.06%	2.07%	2.01%
Net investment income (loss)	(0.17)%[5]	0.01%	0.29%	0.60%	0.35%	0.75%
Expense waiver/reimbursement[6]	0.01%[5]	0.05%	0.09%	0.10%	0.04%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,261	$16,941	$15,043	$15,492	$27,577	$29,007
Portfolio turnover[7]	38%	61%	152%	92%	89%	82%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.28	$19.67	$18.78	$19.64	$17.79	$16.57
Income From Investment Operations:
Net investment income (loss)[1]	0.10	0.22	0.24	0.30	0.26	0.30
Net realized and unrealized gain (loss)	(0.03)	4.30	1.46	0.58	1.89	1.23
Total From Investment Operations	0.07	4.52	1.70	0.88	2.15	1.53
Less Distributions:
Distributions from net investment income	(0.18)	(0.11)	(0.28)	(0.23)	(0.30)	(0.31)
Distributions from net realized gain	(2.04)	(0.80)	(0.53)	(1.51)	—	—
Total Distributions	(2.22)	(0.91)	(0.81)	(1.74)	(0.30)	(0.31)
Net Asset Value, End of Period	$21.13	$23.28	$19.67	$18.78	$19.64	$17.79
Total Return[2]	0.10%	23.59%	9.33%	5.61%	12.15%	9.36%
Ratios to Average Net Assets:
Net expenses[3]	1.05%[4]	1.06%	1.06%	1.06%	1.07%	1.00%
Net investment income	0.84%[4]	1.02%	1.29%	1.62%	1.35%	1.77%
Expense waiver/reimbursement[5]	0.01%[4]	0.04%	0.07%	0.08%	0.02%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$73,905	$73,997	$54,440	$53,035	$54,358	$39,136
Portfolio turnover[6]	38%	61%	152%	92%	89%	82%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017[1]
Net Asset Value, Beginning of Period	$23.24	$19.61	$18.74	$19.62	$17.76	$16.49
Income From Investment Operations:
Net investment income (loss)[2]	0.10	0.22	0.24	0.27	0.26	0.28
Net realized and unrealized gain (loss)	(0.03)	4.31	1.44	0.60	1.90	1.24
Total From Investment Operations	0.07	4.53	1.68	0.87	2.16	1.52
Less Distributions:
Distributions from net investment income	(0.18)	(0.10)	(0.28)	(0.24)	(0.30)	(0.25)
Distributions from net realized gain	(2.04)	(0.80)	(0.53)	(1.51)	—	—
Total Distributions	(2.22)	(0.90)	(0.81)	(1.75)	(0.30)	(0.25)
Net Asset Value, End of Period	$21.09	$23.24	$19.61	$18.74	$19.62	$17.76
Total Return[3]	0.12%	23.70%	9.26%	5.56%	12.24%	9.32%
Ratios to Average Net Assets:
Net expenses[4]	1.00%[5]	1.05%	1.05%	1.05%	1.06%	1.05%
Net investment income	0.89%[5]	1.03%	1.29%	1.40%	1.36%	1.64%
Expense waiver/reimbursement[6]	0.01%[5]	0.01%	0.03%	0.06%	0.02%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,362	$1,836	$1,516	$3,165	$12,178	$10,439
Portfolio turnover[7]	38%	61%	152%	92%	89%	82%

1	Effective September 1, 2016, the Fund’s Class R Shares were redesignated as Class R6 Shares.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2022 (unaudited)

Assets:
Investment in securities, at value including $7,803,202 of securities loaned and $50,016,359 of investment in affiliated holdings* (identified cost $200,856,060)	$227,054,213
Cash denominated in foreign currencies (identified cost $3,373)	3,424
Income receivable	388,129
Income receivable from affiliated holdings	1,241
Receivable for investments sold	1,954,542
Receivable for shares sold	335,348
Total Assets	229,736,897
Liabilities:
Payable for investments purchased	1,817,490
Payable for shares redeemed	116,768
Payable for variation margin on futures contracts	1,834
Payable for collateral due to broker for securities lending (Note 2)	7,874,458
Payable for investment adviser fee (Note 5)	4,429
Payable for auditing fees	16,434
Payable for custodian fees	15,776
Payable for legal fees	2,655
Payable for portfolio accounting fees	38,671
Payable for transfer agent fees (Note 2)	9,330
Payable for distribution services fee (Note 5)	10,653
Payable for other service fees (Notes 2 and 5)	60,126
Accrued expenses (Note 5)	24,082
Total Liabilities	9,992,706
Net assets for 10,439,334 shares outstanding	$219,744,191
Net Assets Consist of:
Paid-in capital	$190,494,877
Total distributable earnings (loss)	29,249,314
Total Net Assets	$219,744,191
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($127,216,791 ÷ 6,044,024 shares outstanding), no par value, unlimited shares authorized	$21.05
Offering price per share (100/94.50 of $21.05)	$22.28
Redemption proceeds per share	$21.05
Class C Shares:
Net asset value per share ($16,260,529 ÷ 786,025 shares outstanding), no par value, unlimited shares authorized	$20.69
Offering price per share	$20.69
Redemption proceeds per share (99.00/100 of $20.69)	$20.48
Institutional Shares:
Net asset value per share ($73,904,709 ÷ 3,497,259 shares outstanding), no par value, unlimited shares authorized	$21.13
Offering price per share	$21.13
Redemption proceeds per share	$21.13
Class R6 Shares:
Net asset value per share ($2,362,162 ÷ 112,026 shares outstanding), no par value, unlimited shares authorized	$21.09
Offering price per share	$21.09
Redemption proceeds per share	$21.09

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2022 (unaudited)

Investment Income:
Dividends (including $511,880 received from affiliated holdings*)	$1,619,753
Interest	496,436
Net income on securities loaned (includes $218 earned from an affiliated holding related to cash collateral balances) (Note 2)	1,226
TOTAL INCOME	2,117,415
Expenses:
Investment adviser fee (Note 5)	843,167
Administrative fee (Note 5)	91,528
Custodian fees	17,204
Transfer agent fees (Note 2)	92,250
Directors’/Trustees’ fees (Note 5)	1,279
Auditing fees	16,434
Legal fees	4,568
Portfolio accounting fees	57,964
Distribution services fee (Note 5)	66,194
Other service fees (Notes 2 and 5)	176,582
Share registration costs	34,164
Printing and postage	11,455
Miscellaneous (Note 5)	16,346
TOTAL EXPENSES	1,429,135
Reimbursement of investment adviser fee (Note 5)	(6,041)
Net expenses	1,423,094
Net investment income	694,321
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments (including net realized gain of $21,108 on sales of investments in affiliated holdings*)	$10,714,350
Net realized loss on futures contracts	(84,069)
Realized gain distribution from affiliated investment company shares*	2,479
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(964,209) on investments in affiliated holdings*)	(11,550,261)
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(216)
Net change in unrealized depreciation of futures contracts	147,938
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(769,779)
Change in net assets resulting from operations	$(75,458)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$694,321	$1,495,183
Net realized gain (loss)	10,632,760	16,160,443
Net change in unrealized appreciation/depreciation	(11,402,539)	21,885,500
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(75,458)	39,541,126
Distributions to Shareholders:
Class A Shares	(11,860,120)	(4,237,449)
Class C Shares	(1,532,399)	(600,829)
Institutional Shares	(7,174,769)	(2,568,687)
Class R6 Shares	(217,778)	(74,229)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,785,066)	(7,481,194)
Share Transactions:
Proceeds from sale of shares	20,669,851	36,726,310
Net asset value of shares issued to shareholders in payment of distributions declared	19,978,864	7,145,158
Cost of shares redeemed	(17,377,129)	(25,156,864)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	23,271,586	18,714,604
Change in net assets	2,411,062	50,774,536
Net Assets:
Beginning of period	217,333,129	166,558,593
End of period	$219,744,191	$217,333,129
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense reimbursement of $6,041 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2022, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Class A Shares	$53,804
Class C Shares	7,585
Institutional Shares	30,529
Class R6 Shares	332
TOTAL	$92,250
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$154,669
Class C Shares	21,913
TOTAL	$176,582
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage currency, duration, market, sector/asset class and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,158,883 and $4,075,599, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of
Semi-Annual Shareholder Report

exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Semi-Annual Shareholder Report

As of January 31, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$7,803,202	$7,874,458
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(61,939)*

*
Includes net cumulative appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended January 31, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(84,069)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$147,938
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	514,519	$11,625,444	871,492	$18,715,026
Shares issued to shareholders in payment of distributions declared	521,906	11,255,032	194,924	3,995,498
Shares redeemed	(366,184)	(8,251,549)	(571,167)	(12,038,249)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	670,241	$14,628,927	495,249	$10,672,275
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	82,852	$1,877,676	194,456	$4,082,733
Shares issued to shareholders in payment of distributions declared	69,335	1,460,199	27,279	549,947
Shares redeemed	(109,815)	(2,440,356)	(255,679)	(5,368,466)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	42,372	$897,519	(33,944)	$(735,786)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	273,857	$6,271,286	629,515	$13,538,386
Shares issued to shareholders in payment of distributions declared	324,794	7,045,867	122,521	2,525,489
Shares redeemed	(279,575)	(6,319,097)	(342,167)	(7,302,718)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	319,076	$6,998,056	409,869	$8,761,157
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	39,380	$895,445	18,465	$390,165
Shares issued to shareholders in payment of distributions declared	10,056	217,766	3,611	74,224
Shares redeemed	(16,444)	(366,127)	(20,326)	(447,431)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	32,992	$747,084	1,750	$16,958
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,064,681	$23,271,586	872,924	$18,714,604
4. FEDERAL TAX INFORMATION
At January 31, 2022, the cost of investments for federal tax purposes was $200,856,060. The net unrealized appreciation of investments for federal tax purposes was $26,198,153. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $30,913,712 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,715,559. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2022, the Adviser reimbursed $6,041.
Certain of the Fund’s assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended January 31, 2022, the Sub-Adviser earned a fee of $93,197.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$66,194
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended January 31, 2022, FSC retained $10,455 of fees paid by the Fund. For the six months ended January 31, 2022, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2022, FSC retained $10,098 in sales charges from the sale of Class A Shares. FSC also retained $1,946 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2022, FSSC received $9,192 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2021, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.31%, 2.07%, 1.06% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2021, the Fee Limit for the Class C Shares was 2.06%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2022, were as follows:
Purchases	$73,704,903
Sales	$67,404,387
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7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2022, the Fund had no outstanding loans. During the six months ended January 31, 2022, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

11. RECENT ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU 2020-04 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$999.80	$6.50
Class C Shares	$1,000	$996.10	$10.31
Institutional Shares	$1,000	$1,001.00	$5.30
Class R6 Shares	$1,000	$1,001.20	$5.04
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.70	$6.56
Class C Shares	$1,000	$1,014.87	$10.41
Institutional Shares	$1,000	$1,019.91	$5.35
Class R6 Shares	$1,000	$1,020.16	$5.09

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.29%
Class C Shares	2.05%
Institutional Shares	1.05%
Class R6 Shares	1.00%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes MDT Balanced Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the Advisers’ investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Semi-Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
Semi-Annual Shareholder Report

with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of the Advisers and their affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by the Advisers and their affiliates. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Advisers’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Advisers’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Advisers’ communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Advisers’ regulatory and compliance environment. The Board considered the Advisers’ compliance program, compliance history, and reports from the CCO about the Advisers’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Advisers and their affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Advisers’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Advisers’ investment management and related services warrant the continuation of the Contracts.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
Semi-Annual Shareholder Report

The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ investment objectives or investment management techniques, or the costs to implement funds, even within the same Performance Peer Group. In this connection, the Board considered that the Fund’s quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contracts.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund
Semi-Annual Shareholder Report

shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to its Expense Peer Group are relevant in judging the reasonableness of advisory fees, the Fund’s quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund’s advisory fee was above the median of its Expense Peer Group range, the funds in the Expense Peer Group varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex funds relative to its Expense Peer Group.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
Semi-Annual Shareholder Report

unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contracts.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered
Semi-Annual Shareholder Report

the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply
Semi-Annual Shareholder Report

breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes MDT Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Balanced Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that the Fund did not utilize alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
◾ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes MDT Balanced Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R825
CUSIP 31421R692
36354 (3/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2022

Share Class | Ticker	A | QALGX	B | QBLGX	C | QCLGX	Institutional | QILGX

Federated Hermes MDT Large Cap Growth Fund
Fund Established 2005

A Portfolio of Federated Hermes MDT Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2021 through January 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2022, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	45.0%
Consumer Discretionary	16.5%
Communication Services	12.1%
Health Care	9.1%
Industrials	4.8%
Consumer Staples	3.9%
Financials	3.4%
Materials	1.7%
Energy	1.2%
Real Estate	0.6%
Cash Equivalents[2]	1.6%
Other Assets and Liabilities—Net[3]	0.1%
TOTAL	100%

1
Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry
Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.

2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2022 (unaudited)
Shares			Value
		COMMON STOCKS— 98.3%
		Communication Services— 12.1%
4,637	[1]	Alphabet, Inc., Class A	$ 12,548,047
630	[1]	Charter Communications, Inc.	373,804
3,054		Electronic Arts, Inc.	405,144
14,452	[1]	Live Nation Entertainment, Inc.	1,582,638
5,867	[1]	Meta Platforms, Inc.	1,837,896
7,448	[1]	Netflix, Inc.	3,181,339
90,786	[1]	Pinterest, Inc.	2,683,634
1,739	[1]	Spotify Technology SA	341,296
3,200	[1]	Take-Two Interactive Software, Inc.	522,688
30,109	[1]	Twitter, Inc.	1,129,389
		TOTAL	24,605,875
		Consumer Discretionary— 16.5%
2,334	[1]	Amazon.com, Inc.	6,982,091
97	[1]	AutoZone, Inc.	192,676
2,978	[1]	Burlington Stores, Inc.	705,578
4,966		Domino’s Pizza, Inc.	2,257,792
1,984		eBay, Inc.	119,179
1,267	[1]	Expedia Group, Inc.	232,228
9,328	[1]	Floor & Decor Holdings, Inc.	1,014,140
7,785		Home Depot, Inc.	2,856,939
8,823		Lowe’s Cos., Inc.	2,094,139
503		McDonald’s Corp.	130,503
15,806	[1]	Nordstrom, Inc.	355,635
3,115	[1]	O’Reilly Automotive, Inc.	2,030,201
9,254		Starbucks Corp.	909,853
10,160		Target Corp.	2,239,569
6,054	[1]	Tesla, Inc.	5,670,903
5,335	[1]	Ulta Beauty, Inc.	1,940,553
25,944	[1]	YETI Holdings, Inc.	1,701,408
17,629		Yum! Brands, Inc.	2,206,622
		TOTAL	33,640,009
		Consumer Staples— 3.9%
11,840		Costco Wholesale Corp.	5,980,739
12,712		Energizer Holdings, Inc.	478,098
3,134		Estee Lauder Cos., Inc., Class A	977,150
15,326		Flowers Foods, Inc.	431,121
		TOTAL	7,867,108
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Energy— 1.2%
21,146		Continental Resources, Inc.	$ 1,098,323
34,507		Occidental Petroleum Corp.	1,299,879
		TOTAL	2,398,202
		Financials— 3.4%
7,831	[1]	Arch Capital Group Ltd.	362,732
7,111		Blackstone, Inc.	938,439
6,953		MSCI, Inc., Class A	3,727,642
4,672		The Travelers Cos., Inc.	776,393
11,870		Tradeweb Markets, Inc.	1,006,220
		TOTAL	6,811,426
		Health Care— 9.1%
40,308		AbbVie, Inc.	5,517,762
6,563		Amgen, Inc.	1,490,720
3,540		Bruker Corp.	235,764
10,903	[1]	IQVIA Holdings, Inc.	2,670,145
6,928		McKesson Corp.	1,778,556
305	[1]	Mettler-Toledo International, Inc.	449,167
1,468	[1]	Molina Healthcare, Inc.	426,425
11,084	[1]	Vertex Pharmaceuticals, Inc.	2,693,966
15,713		Zoetis, Inc.	3,139,300
		TOTAL	18,401,805
		Industrials— 4.8%
10,118		Allegion PLC	1,241,782
4,089		Caterpillar, Inc.	824,179
2,054		FedEx Corp.	504,996
6,405		Flowserve Corp.	208,931
2,172	[1]	Generac Holdings, Inc.	613,329
5,748		Huntington Ingalls Industries, Inc.	1,076,026
20,996	[1]	KAR Auction Services, Inc.	298,563
5,318		TransUnion	548,392
944		Union Pacific Corp.	230,855
7,645		United Parcel Service, Inc.	1,545,896
31,710	[1]	XPO Logistics, Inc.	2,098,251
5,796		Xylem, Inc.	608,696
		TOTAL	9,799,896
		Information Technology— 45.0%
6,025		Accenture PLC	2,130,320
1,150	[1]	Adobe, Inc.	614,445
14,516	[1]	Advanced Micro Devices, Inc.	1,658,453
128,517		Apple, Inc.	22,462,201
36,516	[1]	Arista Networks, Inc.	4,539,304
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
1,955	[1]	Atlassian Corp. PLC	$ 634,085
9,545		Broadcom, Inc.	5,592,225
17,507	[1]	Datadog, Inc.	2,557,948
50,296	[1]	Dell Technologies, Inc.	2,857,316
20,659	[1]	Dropbox, Inc.	511,310
17,611	[1]	Dynatrace Holdings LLC	966,140
6,180	[1]	EPAM Systems, Inc.	2,942,545
11,942	[1]	Fortinet, Inc.	3,549,640
1,056	[1]	Globant SA	269,470
5,900	[1]	HubSpot, Inc.	2,883,920
1,937	[1]	Keysight Technologies, Inc.	327,004
4,309		KLA Corp.	1,677,365
2,192		Mastercard, Inc.	846,945
52,247		Microsoft Corp.	16,247,772
15,574	[1]	Nutanix, Inc.	425,793
712		NVIDIA Corp.	174,340
3,578		NXP Semiconductors NV	735,064
31,069	[1]	ON Semiconductor Corp.	1,833,071
8,174		Oracle Corp.	663,402
1,401	[1]	Palo Alto Networks, Inc.	724,877
3,305		Paychex, Inc.	389,197
4,483	[1]	Paylocity Corp.	914,442
10,664	[1]	PayPal Holdings, Inc.	1,833,568
46,920	[1]	Pure Storage, Inc.	1,242,911
15,157		Qualcomm, Inc.	2,663,994
2,403	[1]	ServiceNow, Inc.	1,407,629
6,277	[1]	Snowflake, Inc.	1,731,824
21,877	[1]	StoneCo Ltd.	340,844
10,416		Texas Instruments, Inc.	1,869,568
2,287		Visa, Inc., Class A	517,251
35,773		Western Union Co.	676,467
		TOTAL	91,412,650
		Materials— 1.7%
34,203	[1]	Berry Global Group, Inc.	2,305,966
20,567		Dow, Inc.	1,228,467
		TOTAL	3,534,433
		Real Estate— 0.6%
2,155		Crown Castle International Corp.	393,309
Semi-Annual Shareholder Report
4

Shares		Value
	COMMON STOCKS— continued
	Real Estate— continued
4,601	Extra Space Storage, Inc.	$ 911,872
	TOTAL	1,305,181
	TOTAL COMMON STOCKS (IDENTIFIED COST $139,290,756)	199,776,585
	INVESTMENT COMPANY— 1.6%
3,282,453	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.06%[2] (IDENTIFIED COST $3,282,198)	3,282,125
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $142,572,954)[3]	203,058,710
	OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	268,631
	TOTAL NET ASSETS—100%	$203,327,341
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2021	$—	$3,687,321	$3,687,321
Purchases at Cost	$2,252,770	$17,046,440	$19,299,210
Proceeds from Sales	$(2,252,770)	$(17,450,080)	$(19,702,850)
Change in Unrealized Appreciation/ Depreciation	N/A	$(697)	$(697)
Net Realized Gain/(Loss)	N/A	$(859)	$(859)
Value as of 1/31/2022	$—	$3,282,125	$3,282,125
Shares Held as of 1/31/2022	—	3,282,453	3,282,453
Dividend Income	$19	$730	$749

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Semi-Annual Shareholder Report
5

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At January 31, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$31.22	$25.03	$20.81	$20.66	$17.46	$15.18
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.07)	(0.04)	(0.05)	(0.07)	0.01
Net realized and unrealized gain (loss)	0.43	8.36	5.37	2.01	4.67	2.36
Total From Investment Operations	0.37	8.29	5.33	1.96	4.60	2.37
Less Distributions:
Distributions from net realized gain	(5.93)	(2.10)	(1.11)	(1.81)	(1.40)	(0.09)
Net Asset Value, End of Period	$25.66	$31.22	$25.03	$20.81	$20.66	$17.46
Total Return[2]	0.21%	35.00%	26.91%	11.28%	27.38%	15.66%
Ratios to Average Net Assets:
Net expenses[3]	0.99%[4]	0.99%	1.11%	1.48%	1.52%	1.52%
Net investment income (loss)	(0.36)%[4]	(0.27)%	(0.19)%	(0.27)%	(0.38)%	0.02%
Expense waiver/reimbursement[5]	0.32%[4]	0.38%	0.30%	0.00%[6]	0.02%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$121,038	$123,486	$93,740	$67,513	$59,355	$49,794
Portfolio turnover[7]	53%	39%	220%	97%	104%	104%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$27.09	$22.13	$18.66	$18.85	$16.16	$14.16
Income From Investment Operations:
Net investment income (loss)[1]	(0.15)	(0.24)	(0.18)	(0.18)	(0.20)	(0.11)
Net realized and unrealized gain (loss)	0.42	7.30	4.76	1.80	4.29	2.20
Total From Investment Operations	0.27	7.06	4.58	1.62	4.09	2.09
Less Distributions:
Distributions from net realized gain	(5.93)	(2.10)	(1.11)	(1.81)	(1.40)	(0.09)
Net Asset Value, End of Period	$21.43	$27.09	$22.13	$18.66	$18.85	$16.16
Total Return[2]	(0.14)%	33.97%	25.95%	10.51%	26.38%	14.81%
Ratios to Average Net Assets:
Net expenses[3]	1.74%[4]	1.74%	1.90%	2.23%	2.27%	2.27%
Net investment income (loss)	(1.11)%[4]	(1.01)%	(0.96)%	(1.02)%	(1.13)%	(0.71)%
Expense waiver/reimbursement[5]	0.32%[4]	0.38%	0.27%	0.00%[6]	0.02%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,252	$8,233	$9,662	$12,612	$14,432	$13,654
Portfolio turnover[7]	53%	39%	220%	97%	104%	104%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$26.16	$21.43	$18.10	$18.35	$15.76	$13.81
Income From Investment Operations:
Net investment income (loss)[1]	(0.14)	(0.23)	(0.17)	(0.18)	(0.19)	(0.11)
Net realized and unrealized gain (loss)	0.40	7.06	4.61	1.74	4.18	2.15
Total From Investment Operations	0.26	6.83	4.44	1.56	3.99	2.04
Less Distributions:
Distributions from net realized gain	(5.93)	(2.10)	(1.11)	(1.81)	(1.40)	(0.09)
Net Asset Value, End of Period	$20.49	$26.16	$21.43	$18.10	$18.35	$15.76
Total Return[2]	(0.20)%	34.01%	25.99%	10.46%	26.42%	14.82%
Ratios to Average Net Assets:
Net expenses[3]	1.74%[4]	1.74%	1.88%	2.23%	2.27%	2.27%
Net investment income (loss)	(1.11)%[4]	(1.02)%	(0.95)%	(1.03)%	(1.13)%	(0.72)%
Expense waiver/reimbursement[5]	0.32%[4]	0.38%	0.29%	0.00%[6]	0.02%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$16,965	$17,671	$14,536	$12,445	$10,685	$9,672
Portfolio turnover[7]	53%	39%	220%	97%	104%	104%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$33.14	$26.39	$21.83	$21.52	$18.10	$15.69
Income From Investment Operations:
Net investment income (loss)[1]	(0.02)	0.00[2]	0.03	(0.01)	(0.03)	0.05
Net realized and unrealized gain (loss)	0.43	8.85	5.64	2.13	4.85	2.45
Total From Investment Operations	0.41	8.85	5.67	2.12	4.82	2.50
Less Distributions:
Distributions from net realized gain	(5.93)	(2.10)	(1.11)	(1.81)	(1.40)	(0.09)
Net Asset Value, End of Period	$27.62	$33.14	$26.39	$21.83	$21.52	$18.10
Total Return[3]	0.33%	35.33%	27.22%	11.59%	27.65%	15.98%
Ratios to Average Net Assets:
Net expenses[4]	0.74%[5]	0.74%	0.81%	1.22%	1.27%	1.27%
Net investment income (loss)	(0.12)%[5]	0.01%	0.13%	(0.04)%	(0.14)%	0.27%
Expense waiver/reimbursement[6]	0.32%[5]	0.37%	0.34%	0.00%[7]	0.02%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,072	$53,631	$90,113	$37,076	$11,966	$7,649
Portfolio turnover[8]	53%	39%	220%	97%	104%	104%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
8	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
January 31, 2022 (unaudited)

Assets:
Investment in securities, at value including $3,282,125 of investments in an affiliated holding* (identified cost $142,572,954)	$203,058,710
Cash	9,908
Income receivable	93,827
Income receivable from an affiliated holding	354
Receivable for investments sold	3,741,295
Receivable for shares sold	339,024
Total Assets	207,243,118
Liabilities:
Payable for investments purchased	3,708,176
Payable for shares redeemed	30,823
Payable for investment adviser fee (Note 5)	2,255
Payable for distribution services fee (Note 5)	15,163
Payable for other service fees (Notes 2 and 5)	60,327
Accrued expenses (Note 5)	99,033
Total Liabilities	3,915,777
Net assets for 7,974,722 shares outstanding	$203,327,341
Net Assets Consist of:
Paid-in capital	$122,031,859
Total distributable earnings (loss)	81,295,482
Total Net Assets	$203,327,341
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($121,038,344 ÷ 4,716,494 shares outstanding), no par value, unlimited shares authorized	$25.66
Offering price per share (100/94.50 of $25.66)	$27.15
Redemption proceeds per share	$25.66
Class B Shares:
Net asset value per share ($6,251,617 ÷ 291,785 shares outstanding), no par value, unlimited shares authorized	$21.43
Offering price per share	$21.43
Redemption proceeds per share (94.50/100 of $21.43)	$20.25
Class C Shares:
Net asset value per share ($16,965,118 ÷ 827,792 shares outstanding), no par value, unlimited shares authorized	$20.49
Offering price per share	$20.49
Redemption proceeds per share (99.00/100 of $20.49)	$20.29
Institutional Shares:
Net asset value per share ($59,072,262 ÷ 2,138,651 shares outstanding), no par value, unlimited shares authorized	$27.62
Offering price per share	$27.62
Redemption proceeds per share	$27.62

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended January 31, 2022 (unaudited)

Investment Income:
Dividends (including $730 received from an affiliated holding* and net of foreign taxes withheld of $302)	$664,404
Net income on securities loaned (includes $19 received from affiliated holdings related to cash collateral balances) (Note 2)	121
TOTAL INCOME	664,525
Expenses:
Investment adviser fee (Note 5)	788,720
Administrative fee (Note 5)	82,968
Custodian fees	9,893
Transfer agent fees	111,296
Directors’/Trustees’ fees (Note 5)	1,237
Auditing fees	13,258
Legal fees	4,568
Portfolio accounting fees	48,562
Distribution services fee (Note 5)	95,140
Other service fees (Notes 2 and 5)	192,428
Share registration costs	32,745
Printing and postage	14,438
Miscellaneous (Note 5)	14,482
TOTAL EXPENSES	1,409,735
Waiver/reimbursement of investment adviser fee (Note 5)	(338,810)
Net expenses	1,070,925
Net investment loss	(406,400)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(859) on sales of investments in an affiliated holding*)	28,797,166
Realized gain distribution from affiliated investment company shares	586
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(697) on investments in an affiliated holding*)	(28,441,015)
Net realized and unrealized gain (loss) on investments	356,737
Change in net assets resulting from operations	$(49,663)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(406,400)	$(535,031)
Net realized gain (loss)	28,797,752	31,959,465
Net change in unrealized appreciation/depreciation	(28,441,015)	25,038,051
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(49,663)	56,462,485
Distributions to Shareholders:
Class A Shares	(23,366,731)	(7,852,771)
Class B Shares	(1,547,488)	(806,820)
Class C Shares	(3,760,356)	(1,466,534)
Institutional Shares	(9,192,433)	(3,474,993)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(37,867,008)	(13,601,118)
Share Transactions:
Proceeds from sale of shares	26,146,620	27,778,342
Net asset value of shares issued to shareholders in payment of distributions declared	35,506,206	12,716,551
Cost of shares redeemed	(23,429,597)	(88,385,510)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	38,223,229	(47,890,617)
Change in net assets	306,558	(5,029,250)
Net Assets:
Beginning of period	203,020,783	208,050,033
End of period	$203,327,341	$203,020,783
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
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that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $338,810 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$160,715
Class B Shares	9,513
Class C Shares	22,200
TOTAL	$192,428
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of January 31, 2022, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	277,281	$8,252,699	582,106	$15,708,186
Shares issued to shareholders in payment of distributions declared	799,548	21,619,785	282,938	7,231,879
Shares redeemed	(315,533)	(9,266,970)	(654,609)	(17,644,211)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	761,296	$20,605,514	210,435	$5,295,854
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	217	$5,226	9,308	$212,138
Shares issued to shareholders in payment of distributions declared	65,285	1,475,427	34,632	771,950
Shares redeemed	(77,636)	(1,977,762)	(176,631)	(4,193,531)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(12,134)	$(497,109)	(132,691)	$(3,209,443)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	89,162	$2,070,610	141,379	$3,201,533
Shares issued to shareholders in payment of distributions declared	173,682	3,755,009	67,645	1,455,733
Shares redeemed	(110,636)	(2,723,495)	(211,687)	(4,821,813)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	152,208	$3,102,124	(2,663)	$(164,547)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	529,984	$15,818,085	302,157	$8,656,485
Shares issued to shareholders in payment of distributions declared	297,559	8,655,985	120,229	3,256,989
Shares redeemed	(307,431)	(9,461,370)	(2,218,569)	(61,725,955)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	520,112	$15,012,700	(1,796,183)	$(49,812,481)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,421,482	$38,223,229	(1,721,102)	$(47,890,617)
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4. FEDERAL TAX INFORMATION
At January 31, 2022, the cost of investments for federal tax purposes was $142,572,954. The net unrealized appreciation of investments for federal tax purposes was $60,485,756. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $67,626,244 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,140,488.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2022, the Adviser voluntarily waived $337,489 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2022, the Adviser reimbursed $1,321.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$28,539
Class C Shares	66,601
TOTAL	$95,140
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2022, FSC retained $35,807 of fees paid by the Fund. For the six months ended January 31, 2022, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2022, FSC retained $7,676 in sales charges from the sale of Class A Shares. FSC also retained $1,516 and $187 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended January 31, 2022, FSSC received $25,078 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.99%, 1.74%, 1.74% and 0.74% (the “Fee Limit”),
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respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2022, were as follows:
Purchases	$109,423,384
Sales	$109,517,773
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC
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pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2022, the Fund had no outstanding loans. During the six months ended January 31, 2022, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,002.10	$5.00
Class B Shares	$1,000	$998.60	$8.77
Class C Shares	$1,000	$998.00	$8.76
Institutional Shares	$1,000	$1,003.30	$3.74
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.21	$5.04
Class B Shares	$1,000	$1,016.43	$8.84
Class C Shares	$1,000	$1,016.43	$8.84
Institutional Shares	$1,000	$1,021.48	$3.77

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.99%
Class B Shares	1.74%
Class C Shares	1.74%
Institutional Shares	0.74%
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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes MDT Large Cap Growth Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ investment objectives or investment management techniques, or the costs to implement funds, even within the same Performance Peer Group. In this connection, the Board considered that the Fund’s quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund underperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are
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believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board had been previously advised that, while comparisons to its Expense Peer Group are relevant in judging the reasonableness of advisory fees, the Fund’s quantitative focus makes fee and expense comparisons particularly difficult. Although the Fund’s advisory fee was above the median of its Expense Peer Group range, the funds in the Expense Peer Group varied widely in their complexity, and the Board has been informed that the management of the Fund is among the more complex funds relative to its Expense Peer Group.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
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unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered
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the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply
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breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes MDT Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Large Cap Growth Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
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applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes MDT Large Cap Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R684
CUSIP 31421R809
CUSIP 31421R882
36353 (3/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2022

Share Class | Ticker	A | QASCX	C | QCSCX	Institutional | QISCX	R6 | QLSCX

Federated Hermes MDT Small Cap Core Fund
Fund Established 2005

A Portfolio of Federated Hermes MDT Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2021 through January 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2022, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	17.8%
Health Care	16.5%
Industrials	15.7%
Information Technology	12.3%
Consumer Discretionary	12.0%
Real Estate	8.5%
Energy	4.3%
Communication Services	3.6%
Consumer Staples	3.3%
Materials	2.9%
Utilities	1.2%
Securities Lending Collateral[2]	1.2%
Cash Equivalents[3]	2.3%
Other Assets and Liabilities—Net[4]	(1.6)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2022 (unaudited)
Shares			Value
		COMMON STOCKS— 98.1%
		Communication Services— 3.6%
325,646	[1]	AMC Networks, Inc.	$ 13,882,289
259,753	[1]	Cars.com, Inc.	4,046,952
57,154		Cogent Communications Holdings, Inc.	3,635,566
331,278	[1]	iHeartMedia, Inc.	6,675,251
562,524	[1]	Yelp, Inc.	19,429,579
		TOTAL	47,669,637
		Consumer Discretionary— 12.0%
28,024	[1]	2U, Inc.	452,307
227,983	[1]	Abercrombie & Fitch Co., Class A	8,891,337
218,930	[1]	Academy Sports and Outdoors, Inc.	8,516,377
363,957	[1]	American Axle & Manufacturing Holdings, Inc.	2,962,610
244,242	[1]	Bloomin Brands, Inc.	4,965,440
78,046	[1]	Boot Barn Holdings, Inc.	7,177,891
148,327	[2]	Camping World Holdings, Inc.	4,924,456
19,353	[1]	Cheesecake Factory, Inc.	690,515
43,157	[1]	Citi Trends, Inc.	2,102,609
101,900	[1]	Container Store Group, Inc.	1,039,380
46,443	[1]	CROCs, Inc.	4,765,981
238,382	[1]	Everi Holdings, Inc.	4,712,812
115,053	[1]	Funko, Inc.	1,988,116
202,131	[1,2]	Groupon, Inc.	6,173,081
269,873	[1]	Houghton Mifflin Harcourt Co.	4,860,413
181,262		International Game Technology PLC	4,852,384
16,780	[1]	iRobot Corp.	1,099,426
29,934		Jack in the Box, Inc.	2,725,491
70,823		Kontoor Brands, Inc.	3,490,866
25,313	[1]	Lakes Gaming, Inc.	1,138,579
24,424	[1]	Lands’ End, Inc.	447,692
785,429		Macy’s, Inc.	20,106,982
26,741		Movado Group, Inc.	991,289
42,310	[1]	Perdoceo Education Corp.	466,256
35,115	[1]	Purple Innovation, Inc.	292,157
20,064	[1]	Red Robin Gourmet Burgers	295,944
276,955		Red Rock Resorts, Inc.	12,330,036
96,070	[1]	Revolve Group, Inc.	4,738,172
292,766	[1]	Sally Beauty Holdings, Inc.	5,026,792
63,178	[1]	SeaWorld Entertainment, Inc.	3,764,145
58,044		Shutterstock, Inc.	5,628,527
52,613		Sonic Automotive, Inc.	2,683,789
210,604	[1]	Sonos, Inc.	5,311,433
Semi-Annual Shareholder Report
2

Shares			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
426,312	[1]	Stitch Fix, Inc.	$ 7,004,306
38,208	[1]	Tenneco, Inc.	401,184
10,790		The Aaron’s Company, Inc.	228,424
29,241	[1]	Tilly’s, Inc.	385,396
147,682	[1]	Vista Outdoor, Inc.	5,697,571
399,392	[1,2]	Workhorse Group, Inc.	1,349,945
77,179	[1]	YETI Holdings, Inc.	5,061,399
		TOTAL	159,741,510
		Consumer Staples— 3.3%
87,959	[1]	Bellring Brands, Inc.	2,142,681
185,108	[1]	BJ’s Wholesale Club Holdings, Inc.	11,378,589
92,845	[1]	Central Garden & Pet Co., Class A	4,022,974
20,819		Coca-Cola Bottling Co.	11,929,287
19,682	[1]	elf Beauty, Inc.	581,800
25,241		Energizer Holdings, Inc.	949,314
29,692		Ingles Markets, Inc., Class A	2,284,205
106,918		Primo Water Corp.	1,785,531
75,823		SpartanNash Co.	1,862,971
37,506	[1]	The Duckhorn Portfolio, Inc.	748,620
10,801	[1]	The Simply Good Foods Co.	380,519
83,877	[1]	United Natural Foods, Inc.	3,252,750
205,957		Vector Group Ltd.	2,288,182
		TOTAL	43,607,423
		Energy— 4.3%
339,954	[1]	Antero Resources Corp.	6,639,302
33,563		Brigham Minerals, Inc.	726,303
27,184		Cactus, Inc.	1,317,337
54,543	[1,2]	Callon Petroleum Corp.	2,696,606
10,977		Civitas Resources, Inc.	598,247
82,601	[1]	Comstock Resources, Inc.	642,636
219,276	[1]	CONSOL Energy, Inc.	4,767,060
48,502		CVR Energy, Inc.	947,244
78,313	[1]	Expro Group Holdings NV	1,226,382
125,197	[1]	Gulf Island Fabrication, Inc.	494,528
26,146	[1]	Laredo Petroleum	1,755,965
681,657		Magnolia Oil & Gas Corp.	14,744,241
63,482		Matador Resources Co.	2,842,089
32,030	[1]	Nabors Industries Ltd.	3,315,425
284,634	[1]	Newpark Resources, Inc.	1,010,451
12,250		Oasis Petroleum, Inc.	1,659,017
66,420	[1]	Oceaneering International, Inc.	865,453
191,508	[1]	PBF Energy, Inc.	3,033,487
190,786	[1]	Range Resources Corp.	3,672,630
45,425		SM Energy Co.	1,490,394
Semi-Annual Shareholder Report
3

Shares			Value
		COMMON STOCKS— continued
		Energy— continued
35,407	[1]	Whiting Petroleum Corp.	$ 2,628,970
		TOTAL	57,073,767
		Financials— 17.8%
11,680		1st Source Corp.	582,598
71,499		Amerant Bancorp, Inc.	2,430,966
244,730		Ares Commercial Real Estate Corp.	3,595,084
213,636		Artisan Partners Asset Management, Inc.	9,231,212
42,518		Byline Bancorp, Inc.	1,105,468
724,503		Chimera Investment Corp.	10,505,294
51,587		Cowen Group, Inc.	1,634,276
272,480	[1]	Customers Bancorp, Inc.	15,885,584
107,750		Donegal Group, Inc., Class A	1,546,213
181,108	[1]	Donnelley Financial Solutions, Inc.	6,740,840
1,007,806		Eastern Bankshares, Inc.	21,456,190
1,584	[1]	Enstar Group Ltd.	419,887
13,650		Equity Bancshares, Inc.	437,619
70,182		Financial Institutions, Inc.	2,262,668
189,926		First Bancorp, Inc.	8,339,651
149,197		First Foundation, Inc.	3,901,502
160,975		Granite Point Mortgage Trust, Inc.	1,947,798
648,057	[1]	Green Dot Corp.	20,549,887
52,538		Heartland Financial USA, Inc.	2,733,552
276,781		HomeStreet, Inc.	13,493,074
119,343		Horace Mann Educators Corp.	4,536,227
115,227		Houlihan Lokey, Inc.	12,246,326
43,353		Independent Bank Corp.- Michigan	1,061,281
221,640	[1]	LendingClub Corp.	4,157,966
13,832	[1]	LendingTree, Inc.	1,685,291
13,936		Midland States Bancorp, Inc.	402,332
349,007		Moelis & Co.	19,708,425
243,928		Navient Corp.	4,251,665
57,430	[1]	Palomar Holdings, Inc.	3,029,433
48,266		Peapack-Gladstone Financial Corp.	1,778,119
26,760		Pennymac Financial Services, Inc.	1,677,852
29,370		PJT Partners, Inc.	2,035,928
20,118		Preferred Bank Los Angeles, CA	1,570,411
311,789		ProAssurance Corp.	7,470,464
165,410		QCR Holdings, Inc.	9,434,986
52,580		Sculptor Capital Management, Inc.	1,030,568
14,604		Selective Insurance Group, Inc.	1,152,256
38,593		ServisFirst Bancshares, Inc.	3,275,388
141,023		StepStone Group, Inc.	4,937,215
47,206		TriCo Bancshares	2,052,045
87,183	[1]	Triumph Bancorp, Inc.	7,626,769
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS— continued
		Financials— continued
137,433		Veritex Holdings, Inc.	$ 5,517,935
10,940		Walker & Dunlop, Inc.	1,448,565
169,446		Waterstone Financial, Inc.	3,460,087
150,981		Western New England Bancorp, Inc.	1,370,907
193,499	[2]	WisdomTree Investments, Inc.	1,085,529
		TOTAL	236,803,333
		Health Care— 16.5%
585,023	[1]	Acadia Pharmaceuticals, Inc.	13,157,167
66,205	[3]	Adeptus Health, Inc.	0
968,698	[1]	Akebia Therapeutics, Inc.	1,927,709
239,638	[1]	Alector, Inc.	3,800,659
129,301	[1]	Alkermes, Inc.	3,297,175
216,468	[1]	Allscripts Healthcare Solutions, Inc.	4,376,983
1,647,264	[1]	American Well Corp.	7,791,559
26,285	[1]	AMN Healthcare Services, Inc.	2,663,722
125,546	[1]	Amphastar Pharmaceuticals, Inc.	2,898,857
129,380	[1]	ANI Pharmaceuticals, Inc.	5,229,540
188,422	[1]	Antigenics, Inc.	520,045
161,576	[1]	Assembly Biosciences, Inc.	300,531
26,328	[1]	Avanos Medical, Inc.	796,685
31,016	[1]	Avid Bioservices, Inc.	585,272
229,153	[1]	Avrobio, Inc.	444,557
378,771	[1]	Berkeley Lights, Inc.	3,677,866
141,558	[1,2]	Black Diamond Therapeutics, Inc.	590,297
560,398	[1]	Bluebird Bio, Inc.	4,421,540
148,071	[1]	Brookdale Senior Living, Inc.	783,296
270,529	[1]	Catalyst Pharmaceutical Partners, Inc.	1,558,247
30,555	[1]	ChemoCentryx, Inc.	821,624
143,142	[1]	Collegium Pharmaceutical, Inc.	2,555,085
470,668	[1]	Community Health Systems, Inc.	5,972,777
49,207	[1]	Corcept Therapeutics, Inc.	923,615
70,408	[1,2]	Cortexyme, Inc.	428,081
156,936	[1]	Covetrus, Inc.	2,835,833
21,653	[1]	Crinetics Pharmaceuticals, Inc.	409,025
138,645	[1]	Cross Country Healthcare, Inc.	2,982,254
136,098	[1]	Cutera, Inc.	4,955,328
105,387	[1]	Cymabay Therapeutics, Inc.	314,053
79,118	[1]	Cytokinetics, Inc.	2,625,926
121,183	[1]	Cytomx Therapeutics, Inc.	557,442
427,344	[1]	Deciphera Pharmaceuticals, Inc.	3,602,510
138,700	[1]	Denali Therapeutics, Inc.	4,746,314
57,668	[1]	Eagle Pharmaceuticals, Inc.	2,649,268
8,552	[1]	Emergent BioSolutions, Inc.	400,234
260,441	[1]	Endo International PLC	830,807
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
122,776	[1]	Evolent Health, Inc.	$ 2,911,019
48,316	[1,2]	Evolus, Inc.	358,505
1,019,093	[1]	FibroGen, Inc.	15,378,113
488,094	[1]	Frequency Therapeutics, Inc.	2,621,065
237,582	[1]	Haemonetics Corp.	11,487,090
75,175	[1]	IDEAYA Biosciences, Inc.	1,245,650
882,266	[1,2]	Immunovant, Inc.	6,167,039
27,997	[1]	Inogen, Inc.	832,351
166,922	[1]	Ironwood Pharmaceuticals, Inc.	1,861,180
171,892	[1]	iTeos Therapeutics, Inc.	6,294,685
46,568	[1]	Kezar Life Sciences, Inc.	613,766
51,149	[1]	Kura Oncology, Inc.	720,689
29,770		LeMaitre Vascular, Inc.	1,259,569
142,023	[1]	Magenta Therapeutics, Inc.	464,415
152,094	[1]	Mersana Therapeutics, Inc.	725,488
37,078	[1]	Myriad Genetics, Inc.	974,781
61,026	[1]	Nevro Corp.	4,009,408
137,674	[1]	NextCure, Inc.	766,844
81,438	[1]	NuVasive, Inc.	4,235,590
297,740	[1]	Organogenesis Holdings, Inc.	2,289,621
22,713	[1]	Orthofix Medical, Inc.	690,475
97,712		Owens & Minor, Inc.	4,112,698
41,634	[1]	Pacira BioSciences, Inc.	2,613,366
17,137		Patterson Cos., Inc.	491,661
70,767	[1]	PMV Pharmaceuticals, Inc.	1,136,518
129,139	[1]	Prestige Consumer Healthcare, Inc.	7,289,897
52,098	[1]	Prothena Corp. PLC	1,775,500
137,082	[1]	Puma Biotechnology, Inc.	337,222
339,055	[1]	Sangamo BioSciences, Inc.	2,044,502
188,975		Select Medical Holdings Corp.	4,389,889
174,218	[1]	Selecta Biosciences, Inc.	435,545
461,226	[1]	Seres Therapeutics, Inc.	3,846,625
11,671	[1]	Shockwave Medical, Inc.	1,691,945
48,354	[1,2]	Stoke Therapeutics, Inc.	916,308
119,475	[1]	Supernus Pharmaceuticals, Inc.	3,685,804
109,268	[1]	The Joint Corp.	5,904,843
39,288	[1]	Travere Therapeutics, Inc.	1,080,420
299,805	[1]	Vanda Pharmaceuticals, Inc.	4,545,044
320,742	[1]	Varex Imaging Corp.	8,371,366
286,650	[1,2]	Voyager Therapeutics, Inc.	819,819
16,750	[1]	Xencor, Inc.	575,697
		TOTAL	218,403,895
		Industrials— 15.7%
72,815		Advanced Drainage System, Inc.	8,234,648
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS— continued
		Industrials— continued
10,969	[1]	Allegiant Travel Co.	$ 1,959,722
29,587		ArcBest Corp.	2,616,674
244,629	[1]	Astronics Corp.	2,942,887
173,374	[1]	Atkore, Inc.	18,686,250
86,089	[1]	Atlas Air Worldwide Holdings, Inc.	6,915,529
185,662	[1]	Beacon Roofing Supply, Inc.	10,187,274
245,496		Boise Cascade Co.	17,238,729
231,025	[1]	CECO Environmental Corp.	1,457,768
28,479	[1]	Daseke, Inc.	318,395
23,203		EnPro Industries, Inc.	2,436,779
115,722	[1]	Franklin Covey Co.	5,416,947
92,414	[1]	Fuelcell Energy, Inc.	391,835
410,756	[1]	GMS, Inc.	21,022,492
41,261		Heidrick & Struggles International, Inc.	1,805,994
63,044		Herc Holdings, Inc.	10,115,410
269,193		Hillenbrand, Inc.	12,512,091
83,808		Hurco Co., Inc.	2,699,456
278,137	[1]	Mistras Group, Inc.	1,869,081
325,042	[1]	MRC Global, Inc.	2,408,561
93,000	[1]	MYR Group, Inc.	8,744,790
222,171	[1]	Now, Inc.	1,975,100
601,494		Pitney Bowes, Inc.	3,705,203
16,472		Powell Industries, Inc.	491,854
233,369	[1]	Proto Labs, Inc.	11,710,456
20,305	[1]	Saia, Inc.	5,772,305
11,745		Tennant Co.	906,362
52,119		Terex Corp.	2,174,405
215,713	[1]	Titan Machinery, Inc.	6,643,960
429,950	[1]	TPI Composites, Inc.	5,189,497
85,010	[1]	TriNet Group, Inc.	7,242,852
13,682	[1]	TrueBlue, Inc.	363,941
60,791	[1]	Veritiv Corp.	5,658,426
16,072	[1]	WESCO International, Inc.	1,959,016
380,172	[1]	Willscot Corp.	14,081,571
		TOTAL	207,856,260
		Information Technology— 12.3%
714,742	[1]	3D Systems Corp.	12,793,882
31,795	[1]	Altair Engineering, Inc.	2,000,541
40,697	[1]	Ambarella, Inc.	5,703,685
40,813	[1]	Appian Corp.	2,300,629
82,470	[1]	Axcelis Technologies, Inc.	5,163,447
25,505	[1]	Blackbaud, Inc.	1,737,911
402,142	[1]	Box, Inc.	10,507,970
695,638	[1]	Brightcove, Inc.	6,559,866
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
98,524	[1]	Cambium Networks Corp.	$ 2,382,310
257,759	[1]	Commvault Systems, Inc.	17,388,422
466,259	[1]	Conduent, Inc.	2,205,405
16,658		Evertec, Inc.	726,955
120,484	[1]	Evo Payments, Inc.	2,906,074
80,064	[1]	Exlservice Holding, Inc.	9,649,313
195,712	[1]	Extreme Networks, Inc.	2,483,585
247,457	[1]	Grid Dynamics Holdings, Inc.	6,594,729
139,669	[1]	MA-COM Technology Solutions Holdings, Inc.	8,549,139
141,379	[1]	MaxLinear, Inc.	8,485,568
49,183	[1]	ON24, Inc.	809,552
7,971	[1]	OSI Systems, Inc.	661,115
20,211	[1]	Qualys, Inc.	2,589,838
35,514	[1]	Rapid7, Inc.	3,421,064
136,591	[1]	Ribbon Communications, Inc.	614,660
152,759	[1]	Secureworks Corp.	2,253,195
18,793	[1]	SMART Global Holdings, Inc.	1,077,966
71,862	[1]	SPS Commerce, Inc.	8,900,109
654,675	[1,2]	SunPower Corp.	10,985,447
6,119	[1]	Synaptics, Inc.	1,287,132
188,108	[1]	Synchronoss Technologies, Inc.	383,740
274,486	[1]	TTM Technologies, Inc.	3,694,582
29,577	[1]	Turtle Beach Corp.	601,005
103,024	[1]	Verint Systems, Inc.	5,288,222
42,633	[1]	Workiva, Inc.	5,042,631
456,561	[1]	Zuora, Inc.	7,592,609
		TOTAL	163,342,298
		Materials— 2.9%
171,516		Alcoa Corp.	9,726,672
68,194		Commercial Metals Corp.	2,280,407
403,561	[1]	Constellium SE	7,058,282
13,277		Greif, Inc., Class A	785,467
76,227	[1]	Koppers Holdings, Inc.	2,277,663
100,654		Myers Industries, Inc.	1,818,818
198,533	[1]	O-I Glass, Inc.	2,642,474
235,025	[1]	Ranpak Holdings Corp.	6,312,772
60,695		Ryerson Holding Corp.	1,244,248
10,524	[1]	Summit Materials, Inc.	374,233
397,430		SunCoke Energy, Inc.	2,722,396
50,687		Trox Holdings PLC	1,150,595
		TOTAL	38,394,027
		Real Estate— 8.5%
647,251	[1]	Cushman & Wakefield PLC	13,585,798
96,944	[1]	DigitalBridge Group, Inc.	707,691
Semi-Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS— continued
		Real Estate— continued
46,508		Gladstone Land Corp.	$ 1,417,564
675,827		Independence Realty Trust	15,537,263
103,713	[1]	Marcus & Millichap Co., Inc.	4,854,806
521,342		National Storage Affiliates Trust	32,093,814
311,437		Newmark Group, Inc.	4,768,100
177,387		NexPoint Residential Trust, Inc.	14,066,789
347,222		Plymouth Industrial REIT, Inc.	9,982,633
260,696		Preferred Apartment Communities, Inc.	4,348,409
236,537		RMR Group, Inc./The	7,571,549
22,424		Terreno Realty Corp.	1,676,642
148,097		Uniti Group, Inc.	1,786,050
		TOTAL	112,397,108
		Utilities— 1.2%
8,756		Chesapeake Utilities Corp.	1,192,655
156,613		Clearway Energy, Inc.	4,831,511
59,441		Consolidated Water Co.	603,921
169,363		Portland General Electric Co.	8,898,332
		TOTAL	15,526,419
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,148,736,878)	1,300,815,677
		INVESTMENT COMPANIES— 3.5%
15,738,152		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[4]	15,738,152
30,648,602		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.06%[4]	30,645,537
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $46,387,984)	46,383,689
		TOTAL INVESTMENT IN SECURITIES—101.6% (IDENTIFIED COST $1,195,124,862)[5]	1,347,199,366
		OTHER ASSETS AND LIABILITIES - NET—(1.6)%[6]	(21,633,915)
		TOTAL NET ASSETS—100%	$1,325,565,451
Semi-Annual Shareholder Report
9

An affiliated company is a company in which the Fund, alone or in combination with other affiliated funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2022, were as follows:
Affiliated	Value as of 7/31/2021	Purchases at Cost*	Proceeds from Sales*
Financials:
StepStone Group, Inc.	$3,732,503	$2,668,113	$—
Health Care:
Alector, Inc.	$659,520	$4,121,947	$—
Amphastar Pharmaceuticals, Inc.	$2,019,727	$662,516	$—
Avrobio, Inc.	$—	$1,066,552	$—
Frequency Therapeutics, Inc.	$431,744	$2,723,888	$—
IDEAYA Biosciences, Inc.	$1,279,904	$784,450	$(172,686)
Seres Therapeutics, Inc.	$—	$3,948,866	$—
Information Technology:
Grid Dynamics Holdings, Inc.**	$4,629,442	$810,413	$—
Affiliated issuers no longer in the portfolio at period end	$16,329,002	$5,214,796	$(18,450,137)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$29,081,842	$22,001,541	$(18,622,823)
Semi-Annual Shareholder Report
10

Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 1/31/2022	Shares Held as of 1/31/2022	Dividend Income*

$(1,463,401)	$—	$4,937,215	141,023	$29,379

$(980,808)	$—	$3,800,659	239,638	$—
$216,614	$—	$2,898,857	125,546	$—
$(621,995)	$—	$444,557	229,153	$—
$(534,567)	$—	$2,621,065	488,094	$—
$(598,644)	$(47,374)	$1,245,650	75,175	$—
$(102,241)	$—	$3,846,625	461,226	$—

$1,154,874	$—	$6,594,729	247,457	$—
$1,520,743	$(4,614,404)	$—	—	$20,184
$(1,409,425)	$(4,661,778)	$26,389,357	2,007,312	$49,563

*	A portion of the amount shown may have been recorded when the Fund did not have ownership of at least 5% of the voting shares.
**	At January 31, 2022, the Fund no longer has ownership of at least 5% of the voting shares.
Semi-Annual Shareholder Report
11

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 7/31/2021	$4,285,672	$19,586,412	$23,872,084
Purchases at Cost	$118,654,662	$294,063,430	$412,718,092
Proceeds from Sales	$(107,202,182)	$(282,987,032)	$(390,189,214)
Change in Unrealized Appreciation/ Depreciation	N/A	$(7,166)	$(7,166)
Net Realized Gain/(Loss)	N/A	$(10,107)	$(10,107)
Value as of 1/31/2022	$15,738,152	$30,645,537	$46,383,689
Shares Held as of 1/31/2022	15,738,152	30,648,602	46,386,754
Dividend Income	$1,663	$5,775	$7,438
Gain Distributions Received	$—	$1,499	$1,499

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
12

The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,251,750,029	$—	$0	$1,251,750,029
International	49,065,648	—	—	49,065,648
Investment Companies	46,383,689	—	—	46,383,689
TOTAL SECURITIES	$1,347,199,366	$—	$0	$1,347,199,366

The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$26.48	$17.19	$18.87	$21.19	$18.69	$15.08
Income From Investment Operations:
Net investment income (loss)[1]	0.04	(0.01)	0.04	0.01	(0.01)	(0.02)
Net realized and unrealized gain (loss)	0.56	9.35	(1.68)	(1.70)	3.38	3.78
Total From Investment Operations	0.60	9.34	(1.64)	(1.69)	3.37	3.76
Less Distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.04)	—	—	—
Distributions from net realized gain	(3.96)	—	—	(0.63)	(0.87)	(0.15)
Total Distributions	(4.00)	(0.05)	(0.04)	(0.63)	(0.87)	(0.15)
Net Asset Value, End of Period	$23.08	$26.48	$17.19	$18.87	$21.19	$18.69
Total Return[2]	1.50%	54.38%	(8.71)%	(7.69)%	18.49%	24.97%
Ratios to Average Net Assets:
Net expenses[3]	1.13%[4]	1.13%	1.13%	1.13%	1.14%	1.14%
Net investment income (loss)	0.32%[4]	(0.03)%	0.24%	0.07%	(0.06)%	(0.13)%
Expense waiver/reimbursement[5]	0.19%[4]	0.29%	0.31%	0.22%	0.37%	0.55%
Supplemental Data:
Net assets, end of period (000 omitted)	$152,875	$101,026	$78,347	$68,546	$74,396	$37,031
Portfolio turnover[6]	50%	150%	223%	121%	88%	91%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$23.02	$15.03	$16.58	$18.84	$16.83	$13.70
Income From Investment Operations:
Net investment income (loss)[1]	(0.05)	(0.15)	(0.08)	(0.12)	(0.14)	(0.14)
Net realized and unrealized gain (loss)	0.51	8.14	(1.47)	(1.51)	3.02	3.42
Total From Investment Operations	0.46	7.99	(1.55)	(1.63)	2.88	3.28
Less Distributions:
Distributions from net realized gain	(3.96)	—	—	(0.63)	(0.87)	(0.15)
Net Asset Value, End of Period	$19.52	$23.02	$15.03	$16.58	$18.84	$16.83
Total Return[2]	1.09%	53.16%	(9.35)%	(8.35)%	17.60%	23.98%
Ratios to Average Net Assets:
Net expenses[3]	1.94%[4]	1.88%	1.88%	1.88%	1.89%	1.89%
Net investment income (loss)	(0.44)%[4]	(0.78)%	(0.51)%	(0.69)%	(0.81)%	(0.89)%
Expense waiver/reimbursement[5]	0.08%[4]	0.18%	0.23%	0.28%	0.38%	0.57%
Supplemental Data:
Net assets, end of period (000 omitted)	$30,967	$29,567	$22,720	$28,411	$30,072	$15,223
Portfolio turnover[6]	50%	150%	223%	121%	88%	91%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$27.53	$17.87	$19.59	$21.94	$19.30	$15.54
Income From Investment Operations:
Net investment income (loss)[1]	0.08	0.05	0.09	0.06	0.03	0.02
Net realized and unrealized gain (loss)	0.58	9.71	(1.74)	(1.76)	3.50	3.90
Total From Investment Operations	0.66	9.76	(1.65)	(1.70)	3.53	3.92
Less Distributions:
Distributions from net investment income	(0.09)	(0.10)	(0.07)	(0.02)	(0.02)	—
Distributions from net realized gain	(3.96)	—	—	(0.63)	(0.87)	(0.16)
Total Distributions	(4.05)	(0.10)	(0.07)	(0.65)	(0.89)	(0.16)
Net Asset Value, End of Period	$24.14	$27.53	$17.87	$19.59	$21.94	$19.30
Total Return[2]	1.63%	54.73%	(8.45)%	(7.45)%	18.78%	25.24%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.88%	0.88%	0.89%	0.89%
Net investment income	0.59%[4]	0.21%	0.49%	0.31%	0.13%	0.10%
Expense waiver/reimbursement[5]	0.13%[4]	0.15%	0.18%	0.22%	0.34%	0.53%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,070,752	$843,803	$574,041	$842,221	$708,805	$179,219
Portfolio turnover[6]	50%	150%	223%	121%	88%	91%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$27.54	$17.87	$19.59	$21.94	$19.30	$15.54
Income From Investment Operations:
Net investment income (loss)[1]	0.09	0.06	0.09	0.06	0.02	0.01
Net realized and unrealized gain (loss)	0.57	9.71	(1.74)	(1.76)	3.51	3.91
Total From Investment Operations	0.66	9.77	(1.65)	(1.70)	3.53	3.92
Less Distributions:
Distributions from net investment income	(0.09)	(0.10)	(0.07)	(0.02)	(0.02)	—
Distributions from net realized gain	(3.96)	—	—	(0.63)	(0.87)	(0.16)
Total Distributions	(4.05)	(0.10)	(0.07)	(0.65)	(0.89)	(0.16)
Net Asset Value, End of Period	$24.15	$27.54	$17.87	$19.59	$21.94	$19.30
Total Return[2]	1.64%	54.79%	(8.44)%	(7.45)%	18.78%	25.24%
Ratios to Average Net Assets:
Net expenses[3]	0.87%[4]	0.87%	0.87%	0.87%	0.88%	0.88%
Net investment income	0.61%[4]	0.24%	0.49%	0.32%	0.08%	0.04%
Expense waiver/reimbursement[5]	0.05%[4]	0.08%	0.08%	0.12%	0.26%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$70,971	$64,191	$47,631	$33,753	$13,374	$1,017
Portfolio turnover[6]	50%	150%	223%	121%	88%	91%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities
January 31, 2022 (unaudited)

Assets:
Investment in securities, at value including $22,377,632 of securities loaned and $46,383,689 of investment in affiliated holdings and $26,389,357 of investment in affiliated companies* (identified cost $1,195,124,862)	$1,347,199,366
Cash	4,315
Income receivable	244,944
Income receivable from affiliated holdings	2,991
Receivable for investments sold	19,504,023
Receivable for shares sold	2,422,442
Total Assets	1,369,378,081
Liabilities:
Payable for investments purchased	20,737,890
Payable for shares redeemed	846,128
Payable for collateral due to broker for securities lending (Note 2)	21,958,152
Payable for investment adviser fee (Note 5)	26,303
Payable for distribution services fee (Note 5)	20,138
Payable for other service fees (Notes 2 and 5)	74,641
Accrued expenses (Note 5)	149,378
Total Liabilities	43,812,630
Net assets for 55,511,574 shares outstanding	$1,325,565,451
Net Assets Consist of:
Paid-in capital	$1,154,997,194
Total distributable earnings (loss)	170,568,257
Total Net Assets	$1,325,565,451
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($152,874,720 ÷ 6,623,438 shares outstanding), no par value, unlimited shares authorized	$23.08
Offering price per share (100/94.50 of $23.08)	$24.42
Redemption proceeds per share	$23.08
Class C Shares:
Net asset value per share ($30,967,134 ÷ 1,586,394 shares outstanding), no par value, unlimited shares authorized	$19.52
Offering price per share	$19.52
Redemption proceeds per share (99.00/100 of $19.52)	$19.32
Institutional Shares:
Net asset value per share ($1,070,752,142 ÷ 44,362,500 shares outstanding), no par value, unlimited shares authorized	$24.14
Offering price per share	$24.14
Redemption proceeds per share	$24.14
Class R6 Shares:
Net asset value per share ($70,971,455 ÷ 2,939,242 shares outstanding), no par value, unlimited shares authorized	$24.15
Offering price per share	$24.15
Redemption proceeds per share	$24.15

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Operations
Six Months Ended January 31, 2022 (unaudited)

Investment Income:
Dividends (including $54,864 received from affiliated companies and holdings* and net of foreign taxes withheld of $1,015)	$9,176,404
Net income on securities loaned (includes $2,137 earned from affiliated holdings related to cash collateral balances*) (Note 2)	51,123
TOTAL INCOME	9,227,527
Expenses:
Investment adviser fee (Note 5)	5,003,076
Administrative fee (Note 5)	491,171
Custodian fees	33,553
Transfer agent fees (Note 2)	602,529
Directors’/Trustees’ fees (Note 5)	3,683
Auditing fees	13,813
Legal fees	4,292
Portfolio accounting fees	86,345
Distribution services fee (Note 5)	119,995
Other service fees (Notes 2 and 5)	226,682
Share registration costs	53,309
Printing and postage	30,823
Miscellaneous (Note 5)	17,056
TOTAL EXPENSES	6,686,327
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(335,006)
Reimbursement of other operating expenses (Notes 2 and 5)	(464,670)
TOTAL WAIVER AND REIMBURSEMENTS	(799,676)
Net expenses	5,886,651
Net investment income	3,340,876
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(4,671,885) on sales of investments in affiliated companies and holdings*)	94,131,342
Realized gain distribution from affiliated investment company shares*	1,499
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(1,416,591) of investments in affiliated companies and holdings*)	(94,089,818)
Net realized and unrealized gain (loss) on investments	43,023
Change in net assets resulting from operations	$3,383,899

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,340,876	$1,339,882
Net realized gain (loss)	94,132,841	219,512,886
Net change in unrealized appreciation/depreciation	(94,089,818)	129,381,772
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,383,899	350,234,540
Distributions to Shareholders:
Class A Shares	(23,745,432)	(196,391)
Class C Shares	(5,171,780)	—
Institutional Shares	(141,205,590)	(2,867,383)
Class R6 Shares	(10,318,256)	(226,555)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(180,441,058)	(3,290,329)
Share Transactions:
Proceeds from sale of shares	354,735,615	309,924,317
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Funds	139,265,487	—
Net asset value of shares issued to shareholders in payment of distributions declared	167,654,191	2,877,418
Cost of shares redeemed	(197,619,347)	(343,897,658)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	464,035,946	(31,095,923)
Change in net assets	286,978,787	315,848,288
Net Assets:
Beginning of period	1,038,586,664	722,738,376
End of period	$1,325,565,451	$1,038,586,664
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
At the close of business on September 24, 2021, the Fund acquired all of the net assets of Hancock Horizon Burkenroad Small Cap Fund and Hancock Horizon Microcap Fund (each an “Acquired Fund” or collectively, the “Acquired Funds”), each an open-end investment company, in a tax-free reorganization, in exchange for Class A Shares and Institutional Shares of the Fund pursuant to a plan of reorganization approved by each Acquired Fund’s Shareholders on September 10, 2021. In connection with the acquisition, the Acquired Fund’s Investor Class Shares and Class D Shares were exchanged for Class A Shares of the Fund and the Acquired Fund’s Institutional Class Shares were exchanged for Institutional Shares of the Fund. The purpose of the transaction was to combine three portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund Share Class exchanged, a shareholder received the following shares of the Fund:
Hancock Fund	Share Class Exchanged	Fund Shares Received
Hancock Horizon Burkenroad Small Cap Fund	Investor Class	1.214 Class A Shares
	Class D	1.098 Class A Shares
	Institutional Class	1.180 Institutional Shares
Hancock Horizon Microcap Fund	Investor Class	0.648 Class A Shares
	Institutional Class	0.629 Institutional Shares
Semi-Annual Shareholder Report
22

The Fund received net assets from the Acquired Funds as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Funds’ Net Assets Received	Unrealized Appreciation	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
4,503,084	$139,265,487	$63,521,835	$1,127,473,055	$1,266,738,542
Assuming the acquisition had been completed on August 1, 2021, the beginning of the annual reporting period of the Fund, the Fund’s pro forma results of operations for the six months ended January 31, 2022, were as follows:
Net investment income	$3,238,273
Net realized and unrealized gain (loss) on investments	(368,726)
Net increase in net assets resulting from operations	$2,869,547
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is not practicable to separate the amount of revenue and earnings of the Acquired Funds that has been included in the Fund’s Statement of Operations and Statement of Changes in Net Assets for the six months ended January 31, 2022.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is
Semi-Annual Shareholder Report
23

normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
24

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report
25

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $799,676 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended January 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$116,057	$(100,324)
Class C Shares	17,621	(4,632)
Institutional Shares	464,781	(359,714)
Class R6 Shares	4,070	—
TOTAL	$602,529	$(464,670)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
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For the six months ended January 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$187,185
Class C Shares	39,497
TOTAL	$226,682
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities
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while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of January 31, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$22,377,632	$21,958,152
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	828,567	$12,080,682	842,707	$20,026,192
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Funds	1,971,395	65,576,215	—	—
Shares issued to shareholders in payment of distributions declared	886,629	21,632,986	7,630	172,214
Shares redeemed	(878,282)	(23,153,698)	(1,591,861)	(35,663,870)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,808,309	$76,136,185	(741,524)	$(15,465,464)
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	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	185,597	$4,144,983	205,908	$4,350,950
Shares issued to shareholders in payment of distributions declared	240,715	4,963,547	—	—
Shares redeemed	(124,355)	(2,828,495)	(433,456)	(7,859,418)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	301,957	$6,280,035	(227,548)	$(3,508,468)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,028,728	$323,794,450	10,605,368	$264,872,807
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Funds	2,531,689	73,689,272	—	—
Shares issued to shareholders in payment of distributions declared	5,169,136	132,113,172	107,874	2,526,411
Shares redeemed	(6,022,519)	(164,172,842)	(12,187,496)	(273,756,445)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	13,707,034	$365,424,052	(1,474,254)	$(6,357,227)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	529,372	$14,715,500	851,601	$20,674,368
Shares issued to shareholders in payment of distributions declared	349,823	8,944,486	7,631	178,793
Shares redeemed	(271,171)	(7,464,312)	(1,193,084)	(26,617,925)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	608,024	$16,195,674	(333,852)	$(5,764,764)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	17,425,324	$464,035,946	(2,777,178)	$(31,095,923)
4. FEDERAL TAX INFORMATION
At January 31, 2022, the cost of investments for federal tax purposes was $1,195,124,862. The net unrealized appreciation of investments for federal tax purposes was $152,074,504. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $212,712,535 and net unrealized depreciation from investments for those securities having an excess of cost over value of $60,638,031.
As of July 31, 2021, the Fund had a capital loss carryforward of $721,640 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
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The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$721,640	$—	$721,640
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2022, the Adviser voluntarily waived $325,069 of its fee and voluntarily reimbursed $464,670 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2022, the Adviser reimbursed $9,937.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$119,995
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended January 31, 2022, FSC retained $17,560 of fees paid by the Fund. For the six months ended January 31, 2022, Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2022, FSC retained $4,962 in sales charges from the sale of Class A Shares. FSC also retained $1,598 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended January 31, 2022, FSSC received $1,930 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2021, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.98%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2022; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2021, the Fee Limit for the Class C Shares was 1.88%. While the Adviser and
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its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2022, were as follows:
Purchases	$766,376,304
Sales	$621,008,783
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2022, the Fund had no outstanding loans. During the six months ended January 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
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9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,015.00	$5.74
Class C Shares	$1,000	$1,010.90	$9.83
Institutional Shares	$1,000	$1,016.30	$4.47
Class R6 Shares	$1,000	$1,016.40	$4.42
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.51	$5.75
Class C Shares	$1,000	$1,015.43	$9.86
Institutional Shares	$1,000	$1,020.77	$4.48
Class R6 Shares	$1,000	$1,020.82	$4.43

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class C Shares	1.94%
Institutional Shares	0.88%
Class R6 Shares	0.87%
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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes MDT Small Cap Core Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ investment objectives or investment management techniques, or the costs to implement funds, even within the same Performance Peer Group. In this connection, the Board considered that the Fund’s quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the five-year period and underperformed its benchmark index for the one-year and three-year periods.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily
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than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
In 2019, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes MDT Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Small Cap Core Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
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applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that the Fund did not utilize alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
◾ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
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Federated Hermes MDT Small Cap Core Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
CUSIP 31421R627
36359 (3/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2022

Share Class | Ticker	A | QASGX	C | QCSGX	Institutional | QISGX	R6 | QLSGX

Federated Hermes MDT Small Cap Growth Fund
Fund Established 2005

A Portfolio of Federated Hermes MDT Series
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2021 through January 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2022, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	23.7%
Information Technology	21.1%
Industrials	16.2%
Consumer Discretionary	15.3%
Financials	6.6%
Real Estate	4.3%
Communication Services	3.8%
Consumer Staples	2.9%
Energy	2.1%
Materials	2.0%
Securities Lending Collateral[2]	3.0%
Cash Equivalents[3]	1.9%
Other Assets and Liabilities—Net[4]	(2.9)%
TOTAL	100%

1
Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities,
sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the
Adviser does not have access to the classification made by the GICS.

2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments
January 31, 2022 (unaudited)
Shares			Value
		COMMON STOCKS— 98.0%
		Communication Services— 3.8%
254,295	[1]	AMC Networks, Inc.	$ 10,840,596
209,983	[1]	Cars.com, Inc.	3,271,535
23,309		Cogent Communications Holdings, Inc.	1,482,685
15,610	[1]	EverQuote, Inc.	256,941
145,989	[1]	iHeartMedia, Inc.	2,941,678
361,131	[1]	Yelp, Inc.	12,473,465
		TOTAL	31,266,900
		Consumer Discretionary— 15.3%
158,026	[1]	2U, Inc.	2,550,540
140,206	[1]	Abercrombie & Fitch Co., Class A	5,468,034
135,086	[1]	Academy Sports and Outdoors, Inc.	5,254,845
149,580	[1]	Bloomin Brands, Inc.	3,040,961
84,866	[1]	Boot Barn Holdings, Inc.	7,805,126
112,030	[2]	Camping World Holdings, Inc.	3,719,396
59,492	[1]	CROCs, Inc.	6,105,069
19,127	[1]	Designer Brands, Inc., Class A	251,903
241,070	[1]	Everi Holdings, Inc.	4,765,954
26,550	[1]	Fox Factory Holding Corp.	3,533,008
37,605	[1]	Funko, Inc.	649,814
95,963	[1,2]	Groupon, Inc.	2,930,710
168,764	[1]	Houghton Mifflin Harcourt Co.	3,039,440
140,741		International Game Technology PLC	3,767,637
42,776	[1]	iRobot Corp.	2,802,684
14,753		Jack in the Box, Inc.	1,343,261
33,030	[1,2]	Kirkland’s, Inc.	559,198
4,953		Kontoor Brands, Inc.	244,133
51,427	[1]	Lakes Gaming, Inc.	2,313,186
8,085	[1]	Onewater Marine, Inc.	418,075
5,882	[1,2]	Overstock.com, Inc.	281,983
15,766		Papa Johns International, Inc.	1,946,313
239,681	[1]	Party City Holdco, Inc.	1,133,691
139,473	[1]	Perdoceo Education Corp.	1,536,992
52,191	[1]	Purple Innovation, Inc.	434,229
182,486	[1]	Red Rock Resorts, Inc.	8,124,277
99,887	[1]	Revolve Group, Inc.	4,926,427
305,639	[1]	Sally Beauty Holdings, Inc.	5,247,822
27,854	[1]	Scientific Games Corp.	1,607,176
25,830	[1]	SeaWorld Entertainment, Inc.	1,538,951
99,032		Shutterstock, Inc.	9,603,133
15,189	[1]	Sleep Number Corp.	1,086,013
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Shares			Value
		COMMON STOCKS— continued
		Consumer Discretionary— continued
25,214		Smith & Wesson Brands, Inc.	$ 430,655
247,254	[1]	Sonos, Inc.	6,235,746
420,390	[1]	Stitch Fix, Inc.	6,907,008
9,072	[1]	Taylor Morrison Home Corp.	278,420
23,257	[1]	Tenneco, Inc.	244,199
8,686		The Aaron’s Company, Inc.	183,883
32,063		Wingstop, Inc.	4,913,655
522,446	[1,2]	Workhorse Group, Inc.	1,765,867
7,547	[1,3]	XPEL, Inc.	470,631
80,297	[1]	YETI Holdings, Inc.	5,265,877
		TOTAL	124,725,922
		Consumer Staples— 2.9%
152,352	[1]	BJ’s Wholesale Club Holdings, Inc.	9,365,077
22,096	[1]	Central Garden & Pet Co., Class A	957,420
18,776		Coca-Cola Bottling Co.	10,758,648
13,694	[1]	The Duckhorn Portfolio, Inc.	273,332
9,250	[1]	The Simply Good Foods Co.	325,877
41,161	[1]	United Natural Foods, Inc.	1,596,224
		TOTAL	23,276,578
		Energy— 2.1%
118,927	[1]	Antero Resources Corp.	2,322,644
17,721	[1]	Aspen Aerogels, Inc.	526,314
48,549	[1,2]	Callon Petroleum Corp.	2,400,263
46,793	[1]	Centennial Resource Development, Inc.	365,453
20,835	[1]	Expro Group Holdings NV	326,276
5,489	[1]	Laredo Petroleum	368,641
452,539		Magnolia Oil & Gas Corp.	9,788,419
6,721		Oasis Petroleum, Inc.	910,225
		TOTAL	17,008,235
		Financials— 6.6%
44,148		Artisan Partners Asset Management, Inc.	1,907,635
24,541		CNB Financial Corp.	655,490
33,873		Cowen Group, Inc.	1,073,097
41,289	[1]	Customers Bancorp, Inc.	2,407,149
127,301	[1]	Donnelley Financial Solutions, Inc.	4,738,143
335,730		Eastern Bankshares, Inc.	7,147,692
302,701	[1]	Green Dot Corp.	9,598,649
36,685		Guaranty Bancshares, Inc.	1,303,785
68,929		Houlihan Lokey, Inc.	7,325,774
8,969	[1]	LendingTree, Inc.	1,092,783
210,484		Moelis & Co.	11,886,031
11,502		Origin Bancorp, Inc.	491,365
40,330	[1]	Palomar Holdings, Inc.	2,127,408
65,604		StepStone Group, Inc.	2,296,796
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Shares			Value
		COMMON STOCKS— continued
		Financials— continued
1,759		Walker & Dunlop, Inc.	$ 232,909
		TOTAL	54,284,706
		Health Care— 23.7%
466,534	[1]	Acadia Pharmaceuticals, Inc.	10,492,350
51,904	[1,4]	Adeptus Health, Inc.	0
962,850	[1]	Akebia Therapeutics, Inc.	1,916,072
332,610	[1]	Alector, Inc.	5,275,195
105,846	[1]	Alkermes, Inc.	2,699,073
141,047	[1,2]	Allovir, Inc.	1,150,944
16,485	[1]	AMN Healthcare Services, Inc.	1,670,590
33,798	[1]	Amphastar Pharmaceuticals, Inc.	780,396
23,779	[1]	AnaptysBio, Inc.	760,215
125,681	[1]	ANI Pharmaceuticals, Inc.	5,080,026
420,968	[1]	Antigenics, Inc.	1,161,872
362,368	[1]	Assembly Biosciences, Inc.	674,004
150,219	[1]	Atea Pharmaceuticals, Inc.	1,072,564
13,490	[1]	Avid Bioservices, Inc.	254,556
318,027	[1]	Berkeley Lights, Inc.	3,088,042
373,362	[1]	Catalyst Pharmaceutical Partners, Inc.	2,150,565
9,290	[1]	ChemoCentryx, Inc.	249,808
48,932	[1,2]	Co-Diagnostics, Inc.	347,417
111,511	[1]	Collegium Pharmaceutical, Inc.	1,990,471
282,125	[1]	Community Health Systems, Inc.	3,580,166
66,197	[1]	Corcept Therapeutics, Inc.	1,242,518
82,015	[1,2]	Cortexyme, Inc.	498,651
42,026	[1]	Crinetics Pharmaceuticals, Inc.	793,871
281,779	[1]	Cross Country Healthcare, Inc.	6,061,066
120,144	[1]	Cutera, Inc.	4,374,443
106,065	[1]	Cytokinetics, Inc.	3,520,297
173,972	[1]	Cytomx Therapeutics, Inc.	800,271
417,656	[1]	Deciphera Pharmaceuticals, Inc.	3,520,840
194,646	[1]	Denali Therapeutics, Inc.	6,660,786
73,633	[1]	Eagle Pharmaceuticals, Inc.	3,382,700
145,593	[1]	Evolent Health, Inc.	3,452,010
70,764	[1,2]	Evolus, Inc.	525,069
745,911	[1]	FibroGen, Inc.	11,255,797
26,505	[1,2]	G1 Therapeutics, Inc.	267,170
212,114	[1,2]	GlycoMimetics, Inc.	252,416
170,336	[1]	Haemonetics Corp.	8,235,746
86,165	[1]	Harpoon Therapeutics, Inc.	455,813
113,666	[1,2]	Hookipa Pharma, Inc.	170,499
42,897	[1]	IDEAYA Biosciences, Inc.	710,803
587,369	[1,2]	Immunovant, Inc.	4,105,709
64,200	[1]	Inogen, Inc.	1,908,666
Semi-Annual Shareholder Report
4

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
6,398	[1]	Inspire Medical Systems, Inc.	$ 1,415,813
64,431	[1,2]	Intercept Group, Inc.	1,056,024
316,943	[1]	Ironwood Pharmaceuticals, Inc.	3,533,914
11,804	[1]	Lantheus Holdings, Inc.	299,940
96,760		LeMaitre Vascular, Inc.	4,093,916
9,007	[1]	Ligand Pharmaceuticals, Inc., Class B	1,122,542
118,409	[1]	Magenta Therapeutics, Inc.	387,197
1,325	[1]	Medpace Holdings, Inc.	235,135
45,557	[1]	MeiraGTx Holdings PLC	682,899
14,699	[1]	Merit Medical Systems, Inc.	815,060
271,515	[1]	Mersana Therapeutics, Inc.	1,295,127
292,187	[1]	MiMedx Group, Inc.	1,449,248
11,120	[1]	Morphic Holding, Inc.	471,822
58,464	[1]	Nevro Corp.	3,841,085
374,788	[1]	NextCure, Inc.	2,087,569
42,419	[1]	NextGen Healthcare, Inc.	819,111
61,430	[1]	NuVasive, Inc.	3,194,974
125,166	[1]	Ontrak, Inc.	433,074
5,899	[1]	OptimizeRX Corp.	265,042
316,530	[1]	Organogenesis Holdings, Inc.	2,434,116
34,780	[1]	Orthofix Medical, Inc.	1,057,312
75,035		Owens & Minor, Inc.	3,158,223
32,067	[1]	Pacira BioSciences, Inc.	2,012,846
81,579	[1,2]	Pliant Therapeutics, Inc.	956,922
99,287	[1]	PMV Pharmaceuticals, Inc.	1,594,549
167,660	[1]	Precision Biosciences, Inc.	799,738
42,207	[1]	Prestige Consumer Healthcare, Inc.	2,382,585
29,294	[1]	Progyny, Inc.	1,186,407
54,552	[1]	Prothena Corp. PLC	1,859,132
178,395	[1]	Puma Biotechnology, Inc.	438,852
682,915	[1]	Sangamo BioSciences, Inc.	4,117,977
27,865	[1]	Schrodinger, Inc.	789,973
123,527		Select Medical Holdings Corp.	2,869,532
225,611	[1]	Selecta Biosciences, Inc.	564,028
328,910	[1,2]	Senseonics Holdings, Inc.	881,479
518,455	[1]	Seres Therapeutics, Inc.	4,323,915
33,092	[1]	Shockwave Medical, Inc.	4,797,347
110,691	[1,2]	Stoke Therapeutics, Inc.	2,097,594
234,008	[1]	Syros Pharmaceuticals, Inc.	463,336
63,899	[1]	The Joint Corp.	3,453,102
45,369	[1]	Travere Therapeutics, Inc.	1,247,648
207,043	[1]	Vanda Pharmaceuticals, Inc.	3,138,772
243,534	[1]	Varex Imaging Corp.	6,356,237
51,759	[1]	Vaxart, Inc.	256,207
Semi-Annual Shareholder Report
5

Shares			Value
		COMMON STOCKS— continued
		Health Care— continued
97,295	[1]	Verastem, Inc.	$ 148,861
11,264	[1]	Vocera Communications, Inc.	889,969
321,127	[1,2]	Voyager Therapeutics, Inc.	918,423
82,987	[1]	Xencor, Inc.	2,852,263
18,232	[1]	Zentalis Pharmaceuticals, LLC	1,040,683
37,510	[1,2]	Zynex, Inc.	297,082
		TOTAL	193,474,069
		Industrials— 16.2%
88,836		Advanced Drainage System, Inc.	10,046,463
48,837		Apogee Enterprises, Inc.	2,180,572
122,543	[1]	Atkore, Inc.	13,207,685
69,585	[1]	Atlas Air Worldwide Holdings, Inc.	5,589,763
92,752	[1]	Beacon Roofing Supply, Inc.	5,089,302
3,145	[1]	BlueLinx Holdings, Inc.	225,308
192,961		Boise Cascade Co.	13,549,721
42,103	[1]	Daseke, Inc.	470,712
27,823	[1]	Evoqua Water Technologies Corp.	1,126,832
108,824	[1]	Franklin Covey Co.	5,094,051
299,616	[1,2]	Fuelcell Energy, Inc.	1,270,372
99,652	[1]	GMS, Inc.	5,100,189
108,685		Heidrick & Struggles International, Inc.	4,757,142
43,059		Herc Holdings, Inc.	6,908,817
140,959	[1,2]	Infrastructure and Energy Alternatives, Inc.	1,271,450
11,060	[1]	JELD-WEN Holding, Inc.	261,016
196,159	[1]	Mistras Group, Inc.	1,318,189
303,184	[1]	MRC Global, Inc.	2,246,593
58,981	[1]	MYR Group, Inc.	5,545,983
328,978		Pitney Bowes, Inc.	2,026,505
169,599	[1]	Proto Labs, Inc.	8,510,478
81,329		REV Group, Inc.	1,092,248
26,061	[1]	Saia, Inc.	7,408,621
28,082		Tennant Co.	2,167,088
6,217		Terex Corp.	259,373
333,988	[1]	TPI Composites, Inc.	4,031,235
93,384	[1]	TriNet Group, Inc.	7,956,317
1,946		Watts Industries, Inc., Class A	298,147
23,813	[1]	WESCO International, Inc.	2,902,567
268,959	[1]	Willscot Corp.	9,962,241
		TOTAL	131,874,980
		Information Technology— 21.1%
628,756	[1]	3D Systems Corp.	11,254,732
91,104	[1]	Altair Engineering, Inc.	5,732,264
55,078	[1]	Ambarella, Inc.	7,719,182
49,899	[1]	Appian Corp.	2,812,807
Semi-Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS— continued
		Information Technology— continued
146,834	[1]	Axcelis Technologies, Inc.	$ 9,193,277
311,533	[1]	Box, Inc.	8,140,357
553,216	[1]	Brightcove, Inc.	5,216,827
112,015	[1]	Cambium Networks Corp.	2,708,523
31,429	[1]	Ceva, Inc.	1,183,930
150,254	[1]	ChannelAdvisor Corp.	3,176,370
84,532	[1,2]	Coda Octopus Group, Inc.	568,055
158,811	[1]	Commvault Systems, Inc.	10,713,390
12,877	[1,2]	Corsair Gaming, Inc.	251,617
14,330		Evertec, Inc.	625,361
21,248	[1]	Evo Payments, Inc.	512,502
36,011	[1]	Exlservice Holding, Inc.	4,340,046
228,585	[1]	Extreme Networks, Inc.	2,900,744
215,794	[1]	Grid Dynamics Holdings, Inc.	5,750,910
39,502	[1]	JFrog Ltd.	1,055,493
22,523		Kulicke & Soffa Industries	1,231,783
43,556	[1]	Lattice Semiconductor Corp.	2,405,162
172,083	[1]	MA-COM Technology Solutions Holdings, Inc.	10,533,200
166,494	[1]	MaxLinear, Inc.	9,992,970
61,920	[1]	ON24, Inc.	1,019,203
50,650	[1]	Qualys, Inc.	6,490,291
85,217	[1]	Rapid7, Inc.	8,208,954
142,210	[1]	Secureworks Corp.	2,097,597
9,700	[1]	Silicon Laboratories, Inc.	1,602,343
19,376	[1]	Sitime Corp.	4,516,352
31,270	[1]	SMART Global Holdings, Inc.	1,793,647
77,679	[1]	Sprout Social, Inc.	5,348,199
53,831	[1]	SPS Commerce, Inc.	6,666,969
43,483	[1]	Sumo Logic, Inc.	517,882
479,323	[1,2]	SunPower Corp.	8,043,040
7,636	[1]	Synaptics, Inc.	1,606,233
66,658	[1]	Workiva, Inc.	7,884,308
534,113	[1]	Zuora, Inc.	8,882,299
		TOTAL	172,696,819
		Materials— 2.0%
29,749		Avient Corp.	1,480,608
39,191		Greif, Inc., Class A	2,318,540
132,089	[1]	Koppers Holdings, Inc.	3,946,819
15,427		Louisiana-Pacific Corp.	1,024,970
19,079		Myers Industries, Inc.	344,757
114,888	[1]	O-I Glass, Inc.	1,529,159
201,218		Orion Engineered Carbons S.A.	3,440,828
86,100	[1,4]	Rentech, Inc.	0
103,128		Ryerson Holding Corp.	2,114,124
Semi-Annual Shareholder Report
7

Shares			Value
		COMMON STOCKS— continued
		Materials— continued
8,217		Trinseo PLC	$ 439,938
		TOTAL	16,639,743
		Real Estate— 4.3%
192,911	[1]	Cushman & Wakefield PLC	4,049,202
33,971	[2]	eXp World Holdings, Inc.	921,973
13,697	[1]	Marcus & Millichap Co., Inc.	641,157
230,379		National Storage Affiliates Trust	14,182,131
67,644		NexPoint Residential Trust, Inc.	5,364,169
117,017		Plymouth Industrial REIT, Inc.	3,364,239
194,694		RMR Group, Inc./The	6,232,155
		TOTAL	34,755,026
		TOTAL COMMON STOCKS (IDENTIFIED COST $721,933,545)	800,002,978
		INVESTMENT COMPANIES— 4.9%
16,354,293		Federated Hermes Government Obligations Fund, Premier Shares, 0.03%[5]	16,354,293
23,482,980		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.06%[5]	23,480,632
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $39,835,828)	39,834,925
		TOTAL INVESTMENT IN SECURITIES—102.9% (IDENTIFIED COST $761,769,373)[6]	839,837,903
		OTHER ASSETS AND LIABILITIES - NET—(2.9)%[7]	(23,318,224)
		TOTAL NET ASSETS—100%	$816,519,679
Semi-Annual Shareholder Report
8

[PAGE INTENTIONALLY LEFT BLANK]
Semi-Annual Shareholder Report
9

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2022, were as follows:
Affiliated	Value as of 7/31/2021	Purchases at Cost*	Proceeds from Sales*
Financials:
StepStone Group, Inc.	$3,292,011	$—	$(258,159)
Health Care:
Alector, Inc.	$904,990	$5,777,732	$—
Amphastar Pharmaceuticals, Inc.	$708,068	$—	$—
AnaptysBio, Inc.	$546,441	$—	$—
IDEAYA Biosciences, Inc.	$936,610	$825,866	$(597,980)
Information Technology:
Grid Dynamics Holdings, Inc.**	$4,542,464	$—	$—
Affiliated issuers no longer in the portfolio at period end	$18,511,852	$—	$(15,599,350)
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$29,442,436	$6,603,598	$(16,455,489)
Semi-Annual Shareholder Report
10

Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 1/31/2022	Shares Held as of 1/31/2022	Dividend Income*

$(688,704)	$(48,352)	$2,296,796	65,604	$15,914

$(1,407,527)	$—	$5,275,195	332,610	$—
$72,328	$—	$780,396	33,798	$—
$213,774	$—	$760,215	23,779	$—
$(338,934)	$(114,759)	$710,803	42,897	$—

$1,208,446	$—	$5,750,910	215,794	$—
$(3,228,540)	$316,038	$—	—	$—
$(4,169,157)	$152,927	$15,574,315	714,482	$15,914

*	A portion of the amount shown may have been recorded when the Fund did not have ownership of at least 5% of the voting shares.
**	At January 31, 2022, the Fund no longer has ownership of at least 5% of the voting shares.
Semi-Annual Shareholder Report
11

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Value as of 7/31/2021	$6,436,827	$16,730,982	$23,167,809
Purchases at Cost	$64,266,428	$167,106,517	$231,372,945
Proceeds from Sales	$(54,348,962)	$(160,348,441)	$(214,697,403)
Change in Unrealized Appreciation/ Depreciation	N/A	$(903)	$(903)
Net Realized Gain/(Loss)	N/A	$(7,523)	$(7,523)
Value as of 1/31/2022	$16,354,293	$23,480,632	$39,834,925
Shares Held as of 1/31/2022	16,354,293	23,482,980	39,837,273
Dividend Income	$1,250	$3,008	$4,258

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At January 31, 2022, these restricted securities amounted to $470,631, which represented 0.1% of total net assets.

4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
12

The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$769,461,148	$—	$0	$769,461,148
International	30,541,830	—	—	30,541,830
Investment Companies	39,834,925	—	—	39,834,925
TOTAL SECURITIES	$839,837,903	$—	$0	$839,837,903

The following acronym(s) are used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$33.76	$23.89	$23.30	$25.67	$21.89	$17.66
Income From Investment Operations:
Net investment income (loss)[1]	(0.00)[2]	(0.15)	(0.07)	(0.08)	(0.11)	(0.08)
Net realized and unrealized gain (loss)	(0.77)	10.16	0.66	(0.84)	5.09	4.63
Total From Investment Operations	(0.77)	10.01	0.59	(0.92)	4.98	4.55
Less Distributions:
Distributions from net realized gain	(8.58)	(0.14)	—	(1.45)	(1.20)	(0.32)
Net Asset Value, End of Period	$24.41	$33.76	$23.89	$23.30	$25.67	$21.89
Total Return[3]	(4.30)%	42.03%	2.53%	(2.83)%	23.50%	26.00%
Ratios to Average Net Assets:
Net expenses[4]	1.13%[5]	1.13%	1.13%	1.13%	1.14%	1.15%
Net investment income (loss)	(0.01)%[5]	(0.50)%	(0.32)%	(0.36)%	(0.48)%	(0.39)%
Expense waiver/reimbursement[6]	0.20%[5]	0.23%	0.30%	0.29%	0.44%	0.70%
Supplemental Data:
Net assets, end of period (000 omitted)	$116,694	$129,226	$92,389	$82,170	$82,953	$47,681
Portfolio turnover[7]	52%	163%	227%	142%	129%	118%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than 0.01%.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$28.99	$20.69	$20.32	$22.77	$19.69	$16.03
Income From Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.33)	(0.21)	(0.23)	(0.26)	(0.21)
Net realized and unrealized gain (loss)	(0.56)	8.77	0.58	(0.77)	4.54	4.19
Total From Investment Operations	(0.67)	8.44	0.37	(1.00)	4.28	3.98
Less Distributions:
Distributions from net realized gain	(8.58)	(0.14)	—	(1.45)	(1.20)	(0.32)
Net Asset Value, End of Period	$19.74	$28.99	$20.69	$20.32	$22.77	$19.69
Total Return[2]	(4.70)%	40.93%	1.82%	(3.58)%	22.54%	25.08%
Ratios to Average Net Assets:
Net expenses[3]	1.95%[4]	1.88%	1.88%	1.88%	1.89%	1.90%
Net investment income (loss)	(0.83)%[4]	(1.25)%	(1.07)%	(1.12)%	(1.23)%	(1.15)%
Expense waiver/reimbursement[5]	0.11%[4]	0.15%	0.20%	0.29%	0.41%	0.66%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,407	$28,084	$17,481	$22,639	$18,008	$10,007
Portfolio turnover[6]	52%	163%	227%	142%	129%	118%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$35.50	$25.05	$24.37	$26.71	$22.67	$18.24
Income From Investment Operations:
Net investment income (loss)[1]	0.04	(0.08)	(0.02)	(0.02)	(0.06)	(0.03)
Net realized and unrealized gain (loss)	(0.85)	10.67	0.70	(0.87)	5.30	4.78
Total From Investment Operations	(0.81)	10.59	0.68	(0.89)	5.24	4.75
Less Distributions:
Distributions from net realized gain	(8.58)	(0.14)	—	(1.45)	(1.20)	(0.32)
Net Asset Value, End of Period	$26.11	$35.50	$25.05	$24.37	$26.71	$22.67
Total Return[2]	(4.20)%	42.40%	2.79%	(2.60)%	23.85%	26.27%
Ratios to Average Net Assets:
Net expenses[3]	0.88%[4]	0.88%	0.88%	0.88%	0.89%	0.90%
Net investment income (loss)	0.24%[4]	(0.25)%	(0.07)%	(0.10)%	(0.25)%	(0.15)%
Expense waiver/reimbursement[5]	0.16%[4]	0.16%	0.19%	0.25%	0.41%	0.63%
Supplemental Data:
Net assets, end of period (000 omitted)	$393,320	$428,578	$354,204	$455,597	$364,248	$112,742
Portfolio turnover[6]	52%	163%	227%	142%	129%	118%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2022	Year Ended July 31,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$35.51	$25.06	$24.36	$26.70	$22.67	$18.24
Income From Investment Operations:
Net investment income (loss)[1]	0.04	(0.08)	(0.02)	(0.02)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	(0.84)	10.67	0.72	(0.87)	5.29	4.76
Total From Investment Operations	(0.80)	10.59	0.70	(0.89)	5.23	4.75
Less Distributions:
Distributions from net realized gain	(8.58)	(0.14)	—	(1.45)	(1.20)	(0.32)
Net Asset Value, End of Period	$26.13	$35.51	$25.06	$24.36	$26.70	$22.67
Total Return[2]	(4.16)%	42.38%	2.87%	(2.60)%	23.81%	26.27%
Ratios to Average Net Assets:
Net expenses[3]	0.87%[4]	0.87%	0.87%	0.87%	0.88%	0.88%
Net investment income (loss)	0.25%[4]	(0.24)%	(0.07)%	(0.07)%	(0.24)%	(0.04)%
Expense waiver/reimbursement[5]	0.08%[4]	0.09%	0.09%	0.15%	0.30%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$282,099	$309,117	$283,103	$333,059	$89,307	$24,795
Portfolio turnover[6]	52%	163%	227%	142%	129%	118%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income
(loss) ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities
January 31, 2022 (unaudited)

Assets:
Investment in securities, at value including $24,393,679 of securities loaned and $39,834,925 of investment in affiliated holdings and $15,574,315 of investment in affiliated companies* (identified cost $761,769,373)	$839,837,903
Cash	16,316
Income receivable	89,422
Income receivable from affiliated holdings	1,126
Receivable for investments sold	14,609,655
Receivable for shares sold	3,130,129
Total Assets	857,684,551
Liabilities:
Payable for investments purchased	15,966,020
Payable for shares redeemed	850,905
Payable for collateral due to broker for securities lending (Note 2)	24,054,293
Payable for investment adviser fee (Note 5)	15,317
Payable for distribution services fee (Note 5)	16,364
Payable for other service fees (Notes 2 and 5)	73,913
Accrued expenses (Note 5)	188,060
Total Liabilities	41,164,872
Net assets for 31,874,724 shares outstanding	$816,519,679
Net Assets Consist of:
Paid-in capital	$711,136,478
Total distributable earnings (loss)	105,383,201
Total Net Assets	$816,519,679
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($116,694,062 ÷ 4,780,346 shares outstanding), no par value, unlimited shares authorized	$24.41
Offering price per share (100/94.50 of $24.41)	$25.83
Redemption proceeds per share	$24.41
Class C Shares:
Net asset value per share ($24,406,551 ÷ 1,236,163 shares outstanding), no par value, unlimited shares authorized	$19.74
Offering price per share	$19.74
Redemption proceeds per share (99.00/100 of $19.74)	$19.54
Institutional Shares:
Net asset value per share ($393,320,041 ÷ 15,062,152 shares outstanding), no par value, unlimited shares authorized	$26.11
Offering price per share	$26.11
Redemption proceeds per share	$26.11
Class R6 Shares:
Net asset value per share ($282,099,025 ÷ 10,796,063 shares outstanding), no par value, unlimited shares authorized	$26.13
Offering price per share	$26.13
Redemption proceeds per share	$26.13

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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19

Statement of Operations
Six Months Ended January 31, 2022 (unaudited)

Investment Income:
Dividends (including $18,773 received from affiliated companies and holdings* and net of foreign taxes withheld of $4,813)	$5,117,667
Net income on securities loaned (includes $1,399 received from affiliated holdings related to cash collateral balances*) (Note 2)	29,530
TOTAL INCOME	5,147,197
Expenses:
Investment adviser fee (Note 5)	3,663,508
Administrative fee (Note 5)	359,875
Custodian fees	35,641
Transfer agent fees (Note 2)	420,131
Directors’/Trustees’ fees (Note 5)	3,115
Auditing fees	13,258
Legal fees	4,292
Portfolio accounting fees	79,515
Distribution services fee (Note 5)	106,372
Other service fees (Notes 2 and 5)	199,685
Share registration costs	37,176
Printing and postage	37,145
Miscellaneous (Note 5)	16,694
TOTAL EXPENSES	4,976,407
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(350,604)
Reimbursement of other operating expenses (Notes 2 and 5)	(271,097)
TOTAL WAIVER AND REIMBURSEMENTS	(621,701)
Net expenses	4,354,706
Net investment income	792,491
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $145,404 on sales of investments in affiliated companies and holdings*)	47,260,555
Realized gain distribution from affiliated investment company shares	3,021
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(4,170,060) of investments in affiliated companies and holdings*)	(81,611,335)
Net realized and unrealized gain (loss) on investments	(34,347,759)
Change in net assets resulting from operations	$(33,555,268)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 1/31/2022	Year Ended 7/31/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$792,491	$(2,579,155)
Net realized gain (loss)	47,263,576	237,616,876
Net change in unrealized appreciation/depreciation	(81,611,335)	50,774,142
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(33,555,268)	285,811,863
Distributions to Shareholders:
Class A Shares	(32,079,795)	(548,250)
Class C Shares	(7,866,562)	(104,815)
Institutional Shares	(99,337,616)	(1,863,850)
Class R6 Shares	(72,484,125)	(1,369,095)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(211,768,098)	(3,886,010)
Share Transactions:
Proceeds from sale of shares	162,225,874	235,454,733
Net asset value of shares issued to shareholders in payment of distributions declared	192,640,426	3,462,937
Cost of shares redeemed	(188,028,285)	(373,015,518)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	166,838,015	(134,097,848)
Change in net assets	(78,485,351)	147,828,005
Net Assets:
Beginning of period	895,005,030	747,177,025
End of period	$816,519,679	$895,005,030
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Notes to Financial Statements
January 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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22

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report
23

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $621,701 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the six months ended January 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$107,521	$(82,450)
Class C Shares	19,017	(4,859)
Institutional Shares	256,547	(183,788)
Class R6 Shares	37,046	—
TOTAL	$420,131	$(271,097)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$164,228
Class C Shares	35,457
TOTAL	$199,685
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax
Semi-Annual Shareholder Report
25

liabilities as income tax expense in the Statement of Operations. As of January 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Semi-Annual Shareholder Report
26

As of January 31, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$24,393,679	$24,054,293
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	445,916	$13,376,713	998,380	$30,777,217
Shares issued to shareholders in payment of distributions declared	985,701	26,130,926	14,857	426,682
Shares redeemed	(479,154)	(15,106,568)	(1,052,585)	(32,379,214)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	952,463	$24,401,071	(39,348)	$(1,175,315)
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	60,797	$1,563,782	443,130	$12,346,176
Shares issued to shareholders in payment of distributions declared	359,807	7,725,066	4,048	100,360
Shares redeemed	(153,160)	(3,925,955)	(323,452)	(8,035,514)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	267,444	$5,362,893	123,726	$4,411,022
	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,281,932	$99,284,236	3,584,938	$119,334,739
Shares issued to shareholders in payment of distributions declared	3,232,168	91,631,959	56,977	1,717,850
Shares redeemed	(3,525,922)	(110,321,258)	(5,706,924)	(181,239,928)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,988,178	$80,594,937	(2,065,009)	$(60,187,339)
Semi-Annual Shareholder Report
27

	Six Months Ended 1/31/2022		Year Ended 7/31/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,516,571	$48,001,143	2,252,100	$72,996,601
Shares issued to shareholders in payment of distributions declared	2,367,859	67,152,475	40,386	1,218,045
Shares redeemed	(1,792,696)	(58,674,504)	(4,884,633)	(151,360,862)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	2,091,734	$56,479,114	(2,592,147)	$(77,146,216)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,299,819	$166,838,015	(4,572,778)	$(134,097,848)
4. FEDERAL TAX INFORMATION
At January 31, 2022, the cost of investments for federal tax purposes was $761,769,373. The net unrealized appreciation of investments for federal tax purposes was $78,068,530. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $138,570,941 and net unrealized depreciation from investments for those securities having an excess of cost over value of $60,502,411.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended January 31, 2022, the Adviser voluntarily waived $344,407 of its fee and voluntarily reimbursed $271,097 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2022, the Adviser reimbursed $6,197.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2022, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$106,372
For the six months ended January 31, 2022, FSC retained $8,608 of fees paid by the Fund.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2022, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2022, FSC retained $4,775 in sales charges from the sale of Class A Shares. For the six months ended January 31, 2022, FSC retained $527 in sales charges from the sale of Class C Shares.
Other Service Fees
For the six months ended January 31, 2022, FSSC received $10,425 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective October 1, 2021, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares,
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Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 1.98%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2022; or (b) the date of the Fund’s next effective Prospectus. Prior to October 1, 2021, the Fee Limit for the Class C Shares was 1.88%. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended January 31, 2022, were as follows:
Purchases	$464,262,148
Sales	$510,851,058
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities. A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care and Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC
Semi-Annual Shareholder Report
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pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of January 31, 2022, the Fund had no outstanding loans. During the six months ended January 31, 2022, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2022, there were no outstanding loans. During the six months ended January 31, 2022, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2021 to January 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$957.00	$5.57
Class C Shares	$1,000	$953.00	$9.60
Institutional Shares	$1,000	$958.00	$4.34
Class R6 Shares	$1,000	$958.40	$4.29
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.51	$5.75
Class C Shares	$1,000	$1,015.38	$9.91
Institutional Shares	$1,000	$1,020.77	$4.48
Class R6 Shares	$1,000	$1,020.82	$4.43

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.13%
Class C Shares	1.95%
Institutional Shares	0.88%
Class R6 Shares	0.87%
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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes MDT Small Cap Growth Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ investment objectives or investment management techniques, or the costs to implement funds, even within the same Performance Peer Group. In this connection, the Board considered that the Fund’s quantitative focus makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in their complexity, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the five-year period was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the one-year and three-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the five-year period and underperformed its benchmark index for the one-year and three-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an
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unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered
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the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
In 2019, the Board approved a reduction of 5 basis points in the contractual advisory fee.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in
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connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes MDT Series (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes MDT Small Cap Growth Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
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applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
46

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
47

Federated Hermes MDT Small Cap Growth Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R767
CUSIP 31421R759
CUSIP 31421R619
36367 (3/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2022

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2022